[LOGO]      ACCESSOR FUNDS, INC.


                                   SEMI-ANNUAL
                                     REPORT

                         UNAUDITED          JUNE 30, 2001


                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation




                                    ACCESSOR
                                    ------

                           A LETTER FROM THE PRESIDENT



August, 2001


Dear Shareholder,

We are pleased to present the 2001 Semi-Annual Report for the Accessor Funds. This report provides information on the 15 Funds in the Accessor family. This year we have continued to focus on:

     * delivering access to the same investment strategy that many large institutions use,

     * utilizing the detailed, long-term benefits of diversification and asset allocation, and

     * providing disciplined management that maintains style purity with respect to each underlying Fund's benchmark index.

     We also remain committed to providing you, our shareholders, with superior investment products to meet your varying financial goals. Toward that end, we have added six Accessor Allocation Funds to complement our nine underlying Accessor Funds. Each Accessor Allocation Fund contains a mix of style-specific underlying funds and is carefully constructed in an effort to maximize return at a specific risk level. These Funds began investment operations just before the start of this year.

     Another effort we have undertaken is to provide enhanced access to information on the Accessor Funds. We invite you to visit our web site, www.accessor.com, frequently. We update the information on the site regularly and are always working to add new features and information.

     We look forward to the opportunity to work with you in the future as we to continue to earn your support and trust. Thank you for your confidence and investment in the Accessor Funds.


Sincerely,


/s/ J. Anthony Whatley


J. Anthony Whatley III
President and Chief Executive Officer
Accessor Capital Management LP


                                   accessor 1

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.6%)

AEROSPACE & DEFENSE (0.9%)
  UNITED TECHNOLOGIES                                                                26,200    $  1,919,412
                                                                                               ------------
                                                                                                  1,919,412
AUTOMOBILES (0.4%)
  HARLEY-DAVIDSON                                                                    17,900         842,732
                                                                                               ------------
                                                                                                    842,732
BANKS (1.5%)
  BANK OF NEW YORK                                                                   29,900       1,435,200
  MELLON FINANCIAL                                                                   23,700       1,090,200
  WASHINGTON MUTUAL                                                                  19,800         743,490
                                                                                               ------------
                                                                                                  3,268,890
BEVERAGES (3.8%)
  ANHEUSER-BUSCH                                                                     40,700       1,676,840
  COCA-COLA ENTERPRISES                                                              69,200       3,114,000
  PEPSICO                                                                            73,650       3,255,330
                                                                                               ------------
                                                                                                  8,046,170
BIOTECHNOLOGY (1.3%)
  AMGEN*                                                                             23,900       1,450,252
  CHIRON*                                                                            12,300         627,300
  MEDIMUNE*                                                                          13,800         651,360
                                                                                               ------------
                                                                                                  2,728,912
CHEMICALS (0.2%)
  PRAXAIR                                                                             3,400         159,800
  SIGMA-ALDRICH                                                                       6,700         258,754
                                                                                               ------------
                                                                                                    418,554
COMMERCIAL SERVICES & SUPPLIES (2.1%)
  AMDOCS LIMITED*                                                                     1,100          59,235
  AUTOMATIC DATA PROCESSING                                                          19,200         954,240
  CENDANT*                                                                           41,400         807,300
  FIRST DATA                                                                         16,800       1,079,400
  PAYCHEX                                                                            27,500       1,100,000
  SABRE HOLDINGS*                                                                     7,800         390,000
                                                                                               ------------
                                                                                                  4,390,175
COMMUNICATIONS EQUIPMENT (3.6%)
  CISCO SYSTEMS*                                                                    233,100       4,242,420
  COMVERSE TECHNOLOGY*                                                               13,200         760,584
  QUALCOMM*                                                                          35,900       2,099,432
  SCIENTIFIC ATLANTA                                                                  7,100         288,260
  TELLABS*                                                                           14,400         277,632
                                                                                               ------------
                                                                                                  7,668,328
COMPUTERS & PERIPHERALS (7.1%)
  DELL COMPUTER*                                                                     83,800       2,174,610
  EMC*                                                                               58,300       1,693,615
  INTERNATIONAL BUSINESS MACHINES                                                    81,569       9,217,297
  LEXMARK INTERNATIONAL*                                                              9,600         645,600
  SUN MICROSYSTEMS*                                                                  81,400       1,279,608
                                                                                               ------------
                                                                                                 15,010,730
DIVERSIFIED FINANCIALS (4.6%)
  AMERICAN EXPRESS                                                                   51,500       1,998,200
  CAPITAL ONE FINANCIAL                                                               9,600         576,000
  FANNIE MAE                                                                         45,400       3,865,810

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 2

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - CONTINUED
  FREDDIE MAC                                                                         9,600    $    672,000
  PROVIDIAN FINANCIAL                                                                26,200       1,551,040
  USA EDUCATION                                                                      15,600       1,138,800
                                                                                               ------------
                                                                                                  9,801,850
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
  SBC COMMUNICATIONS                                                                116,100       4,650,966
  VERIZON COMMUNICATIONS                                                             11,900         636,650
                                                                                               ------------
                                                                                                  5,287,616
ELECTRIC UTILITIES (0.2%)
  CALPINE*                                                                           11,900         449,820
                                                                                               ------------
                                                                                                    449,820
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
  TEKTRONIX                                                                           9,600         260,640
                                                                                               ------------
                                                                                                    260,640
ENERGY EQUIPMENT & SERVICES (0.3%)
  BJ SERVICES COMPANY*                                                               21,700         615,846
                                                                                               ------------
                                                                                                    615,846
FOOD & DRUG RETAILING (2.2%)
  KROGER*                                                                            34,700         867,500
  SYSCO                                                                              79,000       2,144,850
  WALGREEN COMPANY                                                                   47,400       1,618,710
                                                                                               ------------
                                                                                                  4,631,060
FOOD PRODUCTS (1.5%)
  GENERAL MILLS                                                                      10,800         472,824
  QUAKER OATS                                                                        21,400       1,952,750
  UNILEVER NV                                                                        12,000         714,840
                                                                                               ------------
                                                                                                  3,140,414
HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
  APPLERA - APPLIED BIOSYSTEM                                                         8,300         222,025
  BAXTER INTERNATIONAL                                                               36,700       1,798,300
  BIOMET                                                                             26,350       1,266,381
  MEDTRONIC                                                                          20,400         938,604
                                                                                               ------------
                                                                                                  4,225,310
HEALTH CARE PROVIDERS & SERVICES (2.2%)
  CARDINAL HEALTH                                                                    41,300       2,849,700
  HCA - THE HEALTHCARE COMPANY                                                       19,100         863,129
  UNITED HEALTH GROUP                                                                16,500       1,018,875
                                                                                               ------------
                                                                                                  4,731,704
HOTELS, RESTAURANTS & LEISURE (0.3%)
  STARBUCKS*                                                                         26,200         602,600
                                                                                               ------------
                                                                                                    602,600
HOUSEHOLD PRODUCTS (3.2%)
  COLGATE-PALMOLIVE                                                                  44,300       2,613,257
  KIMBERLY-CLARK                                                                     28,400       1,587,560
  PROCTER & GAMBLE                                                                   40,400       2,577,520
                                                                                               ------------
                                                                                                  6,778,337
INDUSTRIAL CONGLOMERATES (10.9%)
  GENERAL ELECTRIC                                                                  365,300      17,808,375
  MINNESOTA MINING & MANUFACTURING                                                    4,800         547,680
  TYCO INTERNATIONAL                                                                 89,000       4,850,500
                                                                                               ------------
                                                                                                 23,206,555

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 3

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
INSURANCE (0.5%)
  ALLSTATE                                                                           13,200    $    580,668
  MGIC INVESTMENT                                                                     7,300         530,272
                                                                                               ------------
                                                                                                  1,110,940
IT CONSULTING & SERVICES (0.2%)
  ELECTRONIC DATA SYSTEM                                                              7,200         450,000
                                                                                               ------------
                                                                                                    450,000
MEDIA (1.2%)
  AOL TIME WARNER*                                                                    5,950         315,350
  MCGRAW-HILL                                                                        16,700       1,104,705
  OMNICOM GROUP                                                                      13,000       1,118,000
                                                                                               ------------
                                                                                                  2,538,055
MULTILINE RETAIL (4.7%)
  KOHLS*                                                                             23,700       1,486,701
  TARGET                                                                             48,800       1,688,480
  WAL-MART STORES                                                                   137,400       6,705,120
                                                                                               ------------
                                                                                                  9,880,301
PERSONAL PRODUCTS (0.6%)
  AVON PRODUCTS                                                                      27,500       1,272,700
                                                                                               ------------
                                                                                                  1,272,700
PHARMACEUTICALS (18.1%)
  ABBOTT LABORATORIES                                                                46,700       2,242,067
  ALLERGAN                                                                           19,200       1,641,600
  AMERICAN HOME PRODUCTS                                                             29,900       1,747,356
  BRISTOL-MYERS SQUIBB                                                               55,100       2,881,730
  ELI LILLY                                                                          39,300       2,908,200
  FOREST LABORATORIES*                                                               19,200       1,363,200
  JOHNSON & JOHNSON                                                                 126,000       6,300,000
  KING PHARMACEUTICALS*                                                              10,500         564,375
  MERCK                                                                              76,600       4,895,506
  PFIZER                                                                            269,200      10,781,460
  PHARMACIA                                                                          26,300       1,208,485
  SCHERING-PLOUGH                                                                    54,900       1,989,576
                                                                                               ------------
                                                                                                 38,523,555
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.7%)
  ANALOG DEVICES*                                                                    10,900         471,425
  APPLIED MATERIALS*                                                                 10,600         520,460
  INTEL                                                                             265,200       7,757,100
  KLA-TENCOR*                                                                         9,400         549,618
  LINEAR TECHNOLOGY                                                                  25,100       1,109,922
  MAXIM INTEGRATED PRODUCT*                                                          14,400         636,624
  QLOGIC*                                                                             4,800         309,360
  XILINX*                                                                            19,200         791,808
                                                                                               ------------
                                                                                                 12,146,317
SOFTWARE (11.1%)
  ADOBE SYSTEMS                                                                       9,600         451,200
  AUTODESK                                                                            4,900         182,770
  COMPUTER ASSOCIATES INTERNATIONAL                                                   8,400         302,400
  INTUIT*                                                                             1,700          67,983
  MERCURY INTERACTIVE GROUP*                                                            800          47,920
  MICROSOFT*                                                                        222,300      16,138,980
  ORACLE*                                                                           217,900       4,140,100

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 4

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SOFTWARE - CONTINUED
  PEOPLESOFT*                                                                        15,600    $    767,988
  SIEBEL SYSTEMS*                                                                    12,000         562,800
  SYNOPSYS*                                                                           2,100         101,619
  VERITAS SOFTWARE*                                                                  13,200         878,196
                                                                                               ------------
                                                                                                 23,641,956
SPECIALTY RETAIL (4.0%)
  BED, BATH & BEYOND*                                                                25,100         753,000
  BEST BUY*                                                                          14,200         901,984
  GAP                                                                                37,900       1,099,100
  HOME DEPOT                                                                         90,400       4,208,120
  LOWE'S COMPANIES                                                                   20,200       1,465,510
                                                                                               ------------
                                                                                                  8,427,714
TOBACCO (2.2%)
  PHILLIP MORRIS COMPANIES                                                           85,600       4,344,200
  UST                                                                                 7,200         207,792
                                                                                               ------------
                                                                                                  4,551,992
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
  NEXTEL COMMUNICATIONS*                                                             52,700         922,250
                                                                                               ------------
                                                                                                    922,250

TOTAL COMMON STOCK (IDENTIFIED COST $192,358,147)                                               211,491,435
                                                                                               ------------


                                                        INTEREST   MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                             RATE       DATE         AMOUNT          VALUE
  FIFTH THIRD BANK REPURCHASE AGREEMENT                   3.99%   07/02/2001   $    289,082         289,082
  DATED 06/29/01 (Collateralized by $285,749 FNMA ARM
  Pool #56947, 6.909%, 11-01-16, market value $294,878)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $289,082)                                             289,082
                                                                                               ------------

TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $192,647,229)                                        211,780,517

OTHER ASSETS LESS LIABILITIES (0.3%)                                                                686,157
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $212,466,674
                                                                                               ============


* Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 5

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (96.9%)

AEROSPACE & DEFENSE (1.0%)
  UNITED TECHNOLOGIES                                                                20,500    $  1,501,830
                                                                                               ------------
                                                                                                  1,501,830
AIRLINES (1.0%)
  CONTINENTAL AIRLINES*                                                               9,100         448,175
  DELTA AIR LINES                                                                    23,700       1,044,696
                                                                                               ------------
                                                                                                  1,492,871
AUTO COMPONENTS (0.6%)
  AUTONATION*                                                                        77,100         894,360
                                                                                               ------------
                                                                                                    894,360
AUTOMOBILES (2.3%)
  FORD MOTOR COMPANY                                                                101,800       2,499,190
  GENERAL MOTORS                                                                     15,500         997,425
                                                                                               ------------
                                                                                                  3,496,615
BANKS (9.4%)
  BANK OF AMERICA                                                                     6,900         414,207
  BB & T                                                                             13,700         502,790
  COMMERCE BANCSHARES                                                                20,900         771,210
  MERCANTILE BANKSHARES                                                              34,300       1,342,159
  NATIONAL CITY                                                                      60,700       1,868,346
  SUNTRUST BANKS                                                                     28,300       1,833,274
  UNIONBANCAL                                                                        61,500       2,072,550
  US BANCORP                                                                         71,386       1,626,887
  WACHOVIA                                                                           10,600         754,190
  WASHINGTON MUTUAL                                                                  86,400       3,244,320
                                                                                               ------------
                                                                                                 14,429,933
BEVERAGES (0.4%)
  PEPSI BOTTLING GROUP                                                               16,500         661,650
                                                                                               ------------
                                                                                                    661,650
CHEMICALS (3.0%)
  AIR PRODUCTS & CHEMICALS                                                            8,700         398,025
  DUPONT DE NEMOURS                                                                  61,000       2,942,640
  ENGLEHARD                                                                          18,400         474,536
  INTERNATIONAL FLAVORS & FRAGRANCES                                                 35,100         882,063
                                                                                               ------------
                                                                                                  4,697,264
COMMERICAL SERVICES & SUPPLIES (1.0%)
  FIRST DATA                                                                         23,800       1,529,150
                                                                                               ------------
                                                                                                  1,529,150
COMMUNICATIONS EQUIPMENT (2.3%)
  ANDREW*                                                                            42,800         789,660
  CABLETRON SYSTEMS*                                                                 31,500         719,775
  MOTOROLA                                                                           75,000       1,242,000
  NORTEL NETWORKS                                                                    94,800         861,732
                                                                                               ------------
                                                                                                  3,613,167
COMPUTERS & PERIPHERALS (1.7%)
  COMPAQ COMPUTER                                                                    43,400         672,266
  HEWLETT PACKARD                                                                    66,700       1,907,620
                                                                                               ------------
                                                                                                  2,579,886
DIVERSIFIED FINANCIALS (11.3%)
  CITIGROUP                                                                         143,787       7,597,705
  FANNIE MAE                                                                         10,200         868,530

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 6

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - CONTINUED
  FREDDIE MAC                                                                        27,200    $  1,904,000
  JP MORGAN CHASE & COMPANY                                                         101,900       4,544,740
  MERRILL LYNCH                                                                      41,300       2,447,025
                                                                                               ------------
                                                                                                 17,362,000
DIVERSIFIED TELELCOMMUNICATION SERVICES (9.2%)
  AT&T                                                                               39,500         869,000
  AT&T - LIBERTY MEDIA*                                                             144,700       2,530,803
  BELLSOUTH                                                                          19,800         797,346
  GLOBAL CROSSING*                                                                   30,400         262,656
  QWEST COMMUNICATION INTERNATIONAL*                                                 42,200       1,344,914
  VERIZON COMMUNICATIONS                                                            114,500       6,125,750
  WORLDCOM*                                                                         149,150       2,231,284
                                                                                               ------------
                                                                                                 14,161,753
ELECTRIC UTILITIES (5.5%)
  CALPINE*                                                                           34,500       1,304,100
  CMS ENERGY                                                                         31,300         871,705
  CONSTELLATION ENERGY                                                               28,900       1,231,140
  DUKE POWER                                                                         29,300       1,142,993
  EXELON                                                                             18,500       1,186,220
  FPL GROUP                                                                          25,800       1,553,418
  PINNACLE WEST CAPITAL                                                              24,600       1,166,040
                                                                                               ------------
                                                                                                  8,455,616
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
  SCI SYSTEMS*                                                                       50,800       1,295,400
  SOLECTRON*                                                                         42,700         781,410
  THERMO ELECTRON*                                                                   18,500         407,370
                                                                                               ------------
                                                                                                  2,484,180
FOOD & DRUG RETAILING (1.4%)
  SAFEWAY*                                                                           43,800       2,102,400
                                                                                               ------------
                                                                                                  2,102,400
GAS UTILITIES (1.4%)
  DYNEGY                                                                             11,900         553,350
  EL PASO                                                                            29,600       1,555,184
                                                                                               ------------
                                                                                                  2,108,534
HEALTH CARE PROVIDERS & SERVICES (1.8%)
  CIGNA                                                                              19,000       1,820,580
  TENET HEALTHCARE                                                                   20,000       1,031,800
                                                                                               ------------
                                                                                                  2,852,380
HOTELS, RESTAURANTS & LEISURE (0.3%)
  BRINKER INTERNATIONAL*                                                             20,000         517,000
                                                                                               ------------
                                                                                                    517,000
HOUSEHOLD DURABLES (0.7%)
  LEGGETT PLATT                                                                      50,600       1,114,718
                                                                                               ------------
                                                                                                  1,114,718
INDUSTRIAL CONGLOMERATES (0.7%)
  TYCO INTERNATIONAL                                                                 20,900       1,139,050
                                                                                               ------------
                                                                                                  1,139,050
INSURANCE (7.9%)
  AMBAC FINANCIAL GROUP                                                              25,200       1,466,640
  AMERICAN INTERNATIONAL GROUP                                                       73,100       6,286,600
  HARTFORD FINANCIAL SERVICES                                                         8,300         567,720

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 7

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
INSURANCE - CONTINUED
  MARSH & MCLENNAN COS.                                                               5,100    $    515,100
  MBIA                                                                               38,400       2,138,112
  METLIFE*                                                                           35,600       1,102,888
                                                                                               ------------
                                                                                                 12,077,060
IT CONSULTING & SERVICES (1.8%)
  CERIDIAN*                                                                          54,200       1,039,014
  ELECTRONIC DATA SYSTEM                                                             21,300       1,331,250
  UNISYS*                                                                            28,600         420,706
                                                                                               ------------
                                                                                                  2,790,970
LEISURE EQUIPMENT & PRODUCTS (0.5%)
  EASTMAN KODAK                                                                      16,800         784,224
                                                                                               ------------
                                                                                                    784,224
MACHINERY (0.6%)
  CATERPILLAR                                                                         7,900         395,395
  EATON                                                                               8,000         560,800
                                                                                               ------------
                                                                                                    956,195
MEDIA (6.9%)
  AOL TIME WARNER*                                                                  113,000       5,989,000
  COMCAST - CLASS A                                                                  38,400       1,666,560
  GANNETT                                                                            26,600       1,752,940
  VIACOM - CLASS B*                                                                  22,200       1,148,850
                                                                                               ------------
                                                                                                 10,557,350
METALS & MINING (1.4%)
  ALCOA                                                                              36,600       1,442,040
  FREEPORT - MCMORAN COPPER*                                                         62,200         687,310
                                                                                               ------------
                                                                                                  2,129,350
MULTILINE RETAIL (1.7%)
  DOLLAR GENERAL                                                                     60,500       1,179,750
  FAMILY DOLLAR STORES                                                               58,100       1,489,103
                                                                                               ------------
                                                                                                  2,668,853
OIL & GAS (13.1%)
  CHEVRON                                                                            34,200       3,095,100
  CONOCO                                                                             27,000         780,300
  EXXON MOBIL                                                                       116,688      10,192,697
  PHILLIPS PETROLEUM                                                                 11,700         666,900
  ROWAN COMPANIES*                                                                   29,000         640,900
  ROYAL DUTCH PETROLEUM                                                              65,200       3,799,204
  TEXACO                                                                             15,600       1,038,960
                                                                                               ------------
                                                                                                 20,214,061
REAL ESTATE (0.6%)
  EQUITY OFFICE PROPERTIES TRUST                                                     28,000         885,640
                                                                                               ------------
                                                                                                    885,640
ROAD & RAIL (0.7%)
  BURLINGTON NORTHERN SANTA FE                                                       36,800       1,110,256
                                                                                               ------------
                                                                                                  1,110,256
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
  MICRON TECHNOLOGY                                                                  16,100         661,710
  TEXAS INSTRUMENT                                                                   40,700       1,282,050
                                                                                               ------------
                                                                                                  1,943,760
SOFTWARE (0.5%)
  BMC SOFTWARE*                                                                      32,100         723,534
                                                                                               ------------
                                                                                                    723,534

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 8

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL (1.0%)
  BEST BUY*                                                                          13,700    $    870,224
  STAPLES*                                                                           41,700         666,783
                                                                                               ------------
                                                                                                  1,537,007
TEXTILES & APPAREL (0.9%)
  LIZ CLAIBORNE                                                                      12,700         640,715
  NIKE                                                                               17,000         713,830
                                                                                               ------------
                                                                                                  1,354,545
TOBACCO (0.8%)
  PHILIP MORRIS COMPANIES                                                            15,800         801,850
  R.J. REYNOLDS TOBACCO                                                               8,600         469,560
                                                                                               ------------
                                                                                                  1,271,410
TRADING COMPANIES & DISTRIBUTORS (0.6%)
  GENUINE PARTS                                                                      28,000         882,000
                                                                                               ------------
                                                                                                    882,000

TOTAL COMMON STOCK (IDENTIFIED COST $148,449,980)                                               149,080,572
                                                                                               ------------

                                                        INTEREST   MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (3.0%)                             RATE       DATE         AMOUNT          VALUE
  U.S. TREASURY BILLS(1),(2)                              3.46%   09/13/2001   $    250,000         248,244
  U.S. TREASURY BILLS(1),(2)                              3.37%   09/20/2001         80,000          79,402
  FIFTH THIRD BANK REPURCHASE AGREEMENT                   3.99%   07/02/2001      4,211,941       4,211,941
  DATED 06/29/01 (Collateralized by $4,233,357 FNRM                                            ------------
  1997-89H, 6.50%, 12-20-22, market value $4,296,180)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,539,587)                                         4,539,587
                                                                                               ------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $152,989,567)                                        153,620,159

OTHER ASSETS LESS LIABILITIES (0.1%)                                                                120,039
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $153,740,198
                                                                                               ============


OUTSTANDING FUTURES CONTRACTS

                                                               UNITS PER        CURRENT         UNREALIZED
TYPE                      EXPIRATION          CONTRACTS        CONTRACT          VALUE         DEPRECIATION
-----------------------------------------------------------------------------------------------------------
S&P 500 FUTURES (Buy)     09/21/2001              9               250          $  2,770,875    $    (88,447)


 * Non-income producing security.
(1)Yield at time of purchase.
(2)Security has been segregated as collateral to cover margin requirements for the open futures contracts at June 30, 2001.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 9

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.5%)

AEROSPACE & DEFENSE (1.1%)
  ALLIANT TECHSYSTEMS*                                                                6,000    $    539,400
  KAMAN                                                                              10,100         178,770
  MERCURY COMPUTER SYSTEMS*                                                          31,800       1,574,100
  PRECISION CASTPARTS                                                                 6,500         243,230
                                                                                               ------------
                                                                                                  2,535,500
AIR FREIGHT & COURIERS (1.3%)
  CNF TRANSPORTATION                                                                 34,100         963,325
  EXPEDITORS INTERNATIONAL OF WASHINGTON                                             19,500       1,169,980
  UNITED PARCEL SERVICE                                                              13,100         757,180
                                                                                               ------------
                                                                                                  2,890,485
AIRLINES (0.1%)
  ATLANTIC COAST AIRLINES*                                                            6,600         197,934
  NORTHWEST AIRLINES*                                                                   500          12,625
                                                                                               ------------
                                                                                                    210,559
AUTO COMPONENTS (0.7%)
  ARVINMERITOR                                                                       27,500         460,350
  BANDAG                                                                              8,700         237,510
  BORG WARNER                                                                           600          29,772
  DURA AUTOMOTIVE SYSTEMS*                                                           60,000         960,000
  LEAR*                                                                                 700          24,430
                                                                                               ------------
                                                                                                  1,712,062
AUTOMOBILES (0.1%)
  THOR INDUSTRIES                                                                     3,900         128,583
                                                                                               ------------
                                                                                                    128,583
BANKS (6.8%)
  ASTORIA FINANCIAL                                                                  42,400       2,332,000
  BANKATLANTIC BANCORP                                                               51,600         448,404
  CITY NATIONAL                                                                      54,600       2,418,234
  GREATER BAY BANCORP                                                                22,900         572,042
  GREENPOINT FINANCIAL                                                               36,000       1,382,400
  M & T BANK                                                                         36,900       2,785,950
  MERCANTILE BANKSHARES                                                              26,400       1,033,032
  NORTH FORK BANCORPORATION                                                          36,752       1,139,312
  PFF BANCORP                                                                         3,300          82,500
  POPULAR                                                                             4,600         151,524
  PROVIDENT FINANCIAL GROUP                                                          20,100         661,692
  UMB FINANCIAL                                                                       8,500         365,500
  UNIONBANCAL                                                                        70,900       2,389,330
  UNITED BANKSHARES                                                                   5,600         150,080
                                                                                               ------------
                                                                                                 15,912,000
BEVERAGES (0.2%)
  CONSTELLATION BRANDS - CLASS A*                                                     9,800         401,800
                                                                                               ------------
                                                                                                    401,800
BIOTECHNOLOGY (3.3%)
  ALEXION PHARMACEUTICALS*                                                            4,800         115,200
  AVIRON*                                                                             8,100         461,700
  CHARLES RIVER LAB*                                                                 28,900       1,004,275
  DIVERSA*                                                                           22,600         459,684
  GENAISSANCE PHARMACEUTICALS*                                                        5,700          80,028

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 10

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - CONTINUED
  IDEC PHARMACEUTICALS*                                                              27,900    $  1,888,551
  IMMUNEX*                                                                           20,600         365,650
  INHALE THERAPEUTIC SYSTEMS*                                                        18,100         416,300
  KOSAN BIOSCIENCES *                                                                46,600         358,820
  MAXYGEN*                                                                           15,900         308,460
  MILLENNIUM PHARMACEUTICALS*                                                        32,500       1,156,350
  MYRIAD GENETICS*                                                                    2,200         139,304
  PROTEIN DESIGN LABS*                                                                6,300         546,588
  SEPRACOR*                                                                           7,800         310,440
  STEMCELLS*                                                                          6,100          28,792
                                                                                               ------------
                                                                                                  7,640,142
BUILDING PRODUCTS (0.2%)
  PENN ENGINEERING & MANUFACTURING                                                    7,200         126,000
  YORK INTERNATIONAL                                                                 12,700         444,754
                                                                                               ------------
                                                                                                    570,754
CHEMICALS (0.8%)
  CYTECK INDUSTRIES*                                                                 13,300         505,400
  LUBRIZOL                                                                           33,700       1,046,385
  SYMYX TECHNOLOGIES*                                                                12,200         295,118
                                                                                               ------------
                                                                                                  1,846,903
COMMERCIAL SERVICES & SUPPLIES (4.0%)
  ADMINSTAFF*                                                                        23,300         605,800
  ADVANCED MARKETING SERVICES                                                        16,800         350,280
  BANTA                                                                              16,300         477,590
  CHECKFREE*                                                                         12,100         424,347
  CORPORATE EXECUTIVE BOARD*                                                         18,300         768,600
  FACTSET RESEARCH SYSTEMS                                                            5,300         189,210
  FORRESTER RESEARCH*                                                                 8,800         198,792
  F.Y.I.*                                                                            21,400         877,400
  G & K SERVICES                                                                      5,800         156,020
  GALILEO INTERNATIONAL                                                              13,000         422,500
  GLOBAL PAYMENTS*                                                                   10,880         327,488
  HEDRICK & STRUGGLES INTERNATIONAL*                                                 10,800         219,564
  KFORCE *                                                                           31,100         202,150
  KORN/FERRY*                                                                        26,400         409,200
  LEARNING TREE INTERNATIONAL*                                                       21,000         482,160
  MACROVISION*                                                                        4,400         301,400
  NATIONAL DATA                                                                      13,600         440,640
  NCO GROUP*                                                                         19,500         603,135
  PROFESSIONAL DETAILING*                                                             2,500         230,000
  RIGHT MANAGEMENT CONSULTANTS*                                                       8,400         219,240
  TMP WORLDWIDE*                                                                     13,000         768,430
  WALLACE COMPUTER SERVICES                                                          12,400         205,096
  WATSON & CO HOLDINGS*                                                              17,500         409,150
                                                                                               ------------
                                                                                                  9,288,192
COMMUNICATIONS EQUIPMENT (4.4%)
  AETHER SYSTEMS*                                                                     2,300          20,355
  ANIXTER INTERNATIONAL*                                                             61,400       1,884,980
  CHOICE ONE COMMUNICATIONS*                                                         10,000          67,400
  CIENA*                                                                             30,700       1,166,600
  DIGITAL LIGHTWAVE*                                                                  1,500          55,440

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 11

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - CONTINUED
  EXTREME NETWORKS*                                                                  21,100    $    622,450
  FOUNDRY NETWORKS*                                                                  23,300         465,534
  HARMONIC*                                                                           8,800          88,000
  INTERSIL HOLDING*                                                                   9,100         331,240
  JUNIPER NETWORKS*                                                                  32,300       1,004,530
  NETWORK PERIPHERALS*                                                               11,700         136,890
  NORTH PITTSBURGH SYSTEMS                                                           11,100         177,489
  ONI SYSTEMS*                                                                       42,700       1,191,330
  REDBACK NETWORKS*                                                                  21,400         190,888
  SILICON LABORATORIES*                                                              17,400         384,540
  SONUS NETWORKS*                                                                    19,200         448,512
  SORRENTO NETWORKS*                                                                 11,000         131,780
  SPECTRIAN*                                                                         20,000         320,000
  SYCAMORE NETWORKS*                                                                 64,600         602,072
  TEKELEC*                                                                            6,800         184,280
  UTSTARCOM*                                                                         22,800         531,240
  WJ COMMUNICATIONS*                                                                 24,000         111,600
                                                                                               ------------
                                                                                                 10,117,150
COMPUTERS & PERIPHERALS (1.1%)
  BLUE WAVE SYSTEMS*                                                                 43,400         313,782
  EMULEX*                                                                            19,000         767,600
  PEMSTAR*                                                                           12,400         182,032
  STORAGE TECHNOLOGY*                                                                69,300         953,568
  VIRAGE LOGIC*                                                                      18,000         278,820
                                                                                               ------------
                                                                                                  2,495,802
CONSTRUCTION & ENGINEERING (0.5%)
  BEAZER HOMES USA*                                                                  12,600         799,974
  QUANTA SERVICES*                                                                   15,650         344,926
                                                                                               ------------
                                                                                                  1,144,900
CONSTRUCTION MATERIALS (0.0%)
  TEXAS INDUSTRIES                                                                      600          20,634
                                                                                               ------------
                                                                                                     20,634
DIVERSIFIED FINANCIALS (7.3%)
  A.G. EDWARDS                                                                       14,000         630,000
  AMERICAN CAPITAL STRATEGIES                                                        23,400         656,604
  BERKSHIRE HATHAWAY*                                                                   124       8,605,600
  DORAL FINANCIAL                                                                    30,400       1,042,720
  EATON VANCE                                                                        26,200         911,760
  FEDERATED INVESTORS - CLASS B                                                      62,400       2,009,280
  JEFFERIES GROUP                                                                    14,400         466,560
  METRIS COMPANIES                                                                   43,900       1,479,869
  SEI INVESTMENTS                                                                    24,400       1,156,560
                                                                                               ------------
                                                                                                 16,958,953
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
  ADELPHIA BUSINESS SOLUTIONS*                                                       43,900         179,990
  BROADWING                                                                             900          22,005
  COX COMMUNIATIONS - CLASS A*                                                       59,800       2,649,140
  IDT*                                                                               20,800         280,800
  IDT - CLASS B*                                                                     41,000         451,000
  NTELOS*                                                                             7,300         219,438
  NTL*                                                                                9,750         117,488

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 12

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
  TIME WARNER TELECOM*                                                               14,300    $    479,336
  WORLDCOM - MCI GROUP*                                                              14,000         225,400
                                                                                               ------------
                                                                                                  4,624,597
ELECTRIC UTILITIES (1.6%)
  ALLETE                                                                             62,900       1,415,250
  PUBLIC SERVICE COMPANY OF NEW MEXICO                                               68,500       2,198,850
  PUGET ENERGY                                                                        6,700         175,540
                                                                                               ------------
                                                                                                  3,789,640
ELECTRICAL EQUIPMENT (2.0%)
  AMPHENOL - CLASS A*                                                                14,600         584,730
  APW LIMITED*                                                                        3,000          30,450
  AVX                                                                                25,500         535,500
  BELDEN                                                                             24,400         652,700
  ELECTRO SCIENTIFIC INDUSTRIES*                                                     13,600         518,160
  ELECTRONICS FOR IMAGING*                                                           13,800         407,100
  LITTLE FUSE*                                                                       20,400         546,516
  POWER INTEGRATIONS*                                                                 8,900         138,840
  TECHNITROL                                                                         37,500         975,000
  WILSON GREATBATCH TECHNOLOGIES*                                                    11,800         342,200
                                                                                               ------------
                                                                                                  4,731,196
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
  ARROW ELECTRONICS*                                                                 28,600         694,694
  ASTROPOWER*                                                                        11,100         578,754
  CHECKPOINT SYSTEMS*                                                                13,400         238,520
  CYMER*                                                                              6,800         171,972
  DDI*                                                                               12,500         250,000
  FLIR SYSTEMS*                                                                      11,200         280,336
  INTEGRATED CIRCUIT SYSTEMS*                                                        20,200         387,840
  PARKERVISION*                                                                       5,600         146,440
  TECH DATA*                                                                         16,400         547,104
  WATERS*                                                                             8,400         231,924
                                                                                               ------------
                                                                                                  3,527,584
ENERGY EQUIPMENT & SERVICES (1.6%)
  ATWOOD OCEANICS*                                                                    5,600         196,560
  BJ SERVICES COMPANY*                                                               10,800         306,504
  EVERGREEN SOLAR*                                                                   52,100         500,160
  H POWER*                                                                           16,500         160,215
  KEY ENERGY*                                                                        37,300         404,332
  MASSEY ENERGY COMPANY                                                              18,200         359,632
  MAVERICK TUBE*                                                                      7,700         130,515
  NRG ENERGY*                                                                        26,700         589,536
  PATTERSON-UTI ENERGY *                                                             12,500         223,375
  PRIDE INTERNATIONAL*                                                               49,500         940,500
                                                                                               ------------
                                                                                                  3,811,329
FOOD & DRUG RETAILING (0.7%)
  CALIFORNIA PIZZA KITCHEN*                                                           9,800         227,850
  FLEMMING COMPANIES                                                                 38,300       1,367,310
                                                                                               ------------
                                                                                                  1,595,160
FOOD PRODUCTS (2.0%)
  DEAN FOODS COMPANY                                                                 37,300       1,499,460
  KRAFT FOODS*                                                                        4,776         148,056

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 13

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - CONTINUED
  MCCORMICK & COMPANY - NON-VOTING SHARES                                            32,400    $  1,361,448
  MONSANTO                                                                           34,100       1,261,700
  SMUCKER (J.M.) COMPANY                                                             10,800         280,800
                                                                                               ------------
                                                                                                  4,551,464
GAS UTILITIES (1.0%)
  EQUITABLE RESOURCES                                                                31,000       1,032,610
  NATIONAL FUEL GAS                                                                  26,400       1,372,536
                                                                                               ------------
                                                                                                  2,405,146
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
  BECKMAN COULTER                                                                    38,000       1,550,400
  COOPER COMPANIES                                                                   45,700       2,348,980
  EDWARDS LIFESCIENCES*                                                               1,800          47,448
  GENZYME*                                                                           19,000       1,159,000
  IDX SYSTEMS*                                                                       27,800         417,000
  SURMODICS*                                                                         10,000         588,000
  TECHNE*                                                                            32,400       1,053,000
                                                                                               ------------
                                                                                                  7,163,828
HEALTH CARE PROVIDERS & SERVICES (3.4%)
  ADVANCE PCS*                                                                       15,900       1,018,395
  COMMUNITY HEALTH SYSTEMS*                                                          23,200         684,400
  FIRST HEALTH GROUP*                                                                38,800         935,856
  GENTIVA HEALTH SERVICES*                                                              400           7,200
  INSIGHT HEALTH SERVICES*                                                           11,200         198,240
  LABORATORY CORP OF AMERICA*                                                         6,600         507,540
  MAGELLAN HEALTH SERVICES*                                                          52,900         677,120
  MID ATLANTIC MEDICAL SERVICES*                                                     41,600         745,888
  SIERRA HEALTH SERVICES*                                                            98,800         692,588
  TRIGON HEALTHCARE*                                                                 38,600       2,503,210
                                                                                               ------------
                                                                                                  7,970,437
HOTELS, RESTAURANTS & LEISURE (2.1%)
  ALLIANCE GAMING*                                                                    3,200         125,664
  ANCHOR GAMING*                                                                      5,400         348,948
  ARGOSY GAMING*                                                                     38,100       1,057,656
  BRINKER INTERNATIONAL*                                                             31,650         818,152
  CRESTLINE CAPITAL*                                                                  7,100         220,597
  GTECH HOLDINGS*                                                                    10,300         365,753
  INTERNATIONAL GAME TECHNOLOGY                                                      14,700         920,073
  MANDALAY RESORT GROUP*                                                             16,900         463,060
  MGM GRAND                                                                          15,400         461,384
                                                                                               ------------
                                                                                                  4,781,287
HOUSEHOLD DURABLES (1.6%)
  CHAMPION ENTERPRISES*                                                              26,800         304,984
  HARMAN INTERNATIONAL                                                               16,800         639,912
  NVR*                                                                                9,900       1,465,200
  TIVO*                                                                              13,600          74,800
  TOLL BROTHERS*                                                                      7,300         286,963
  TORO                                                                               19,100         858,545
                                                                                               ------------
                                                                                                  3,630,404
HOUSEHOLD PRODUCTS (0.7%)
  CHURCH & DWIGHT COMPANY                                                            63,200       1,608,440
                                                                                               ------------
                                                                                                  1,608,440

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 14

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.0%)
  CARLISLE COMPANIES                                                                    800    $     27,896
                                                                                               ------------
                                                                                                     27,896
INSURANCE (2.7%)
  BROWN & BROWN                                                                       4,400         184,756
  FIDELITY NATIONAL FINANCE                                                          21,100         518,427
  FIRST AMERICAN FINANCIAL                                                           25,000         473,500
  NATIONWIDE FINANCIAL SERVICES                                                      33,400       1,457,910
  OLD REPUBLIC INTERNATIONAL                                                         37,900       1,099,100
  THE PMI GROUP                                                                      35,300       2,529,598
                                                                                               ------------
                                                                                                  6,263,291
INTERNET & CATALOG RETAIL (1.2%)
  1-800 CONTACTS*                                                                     6,300         156,177
  COLDWATER CREEK*                                                                   11,800         306,800
  EBAY*                                                                              16,600       1,136,934
  HOTEL RESERVATIONS NETWORK - CLASS A*                                              25,500       1,186,515
                                                                                               ------------
                                                                                                  2,786,426
INTERNET SOFTWARE & SERVICES (3.8%)
  AVOCENT*                                                                           10,300         234,325
  BEA SYSTEMS*                                                                       21,800         669,478
  DOCENT*                                                                             7,600          76,000
  FREEMARKETS*                                                                       13,200         264,000
  GOTO.COM*                                                                             200           3,890
  I2 TECHNOLOGIES*                                                                   62,500       1,237,500
  INTERWOVEN*                                                                        12,300         207,870
  MATRIXONe *                                                                        12,000         278,280
  NETEGRITY*                                                                          7,800         234,000
  NETOPIA*                                                                            1,000           6,140
  OPENWAVE SYSTEMS*                                                                  17,600         610,720
  PRICELINE.COM*                                                                     45,400         410,870
  QUICK RESPONSE SERVICE*                                                            20,200         335,320
  REGISTER.COM*                                                                      40,000         619,600
  RIVERSTONE NETWORKS*                                                               10,900         216,801
  S1 CORP*                                                                           52,400         733,600
  VASTERA*                                                                           29,400         417,480
  VERISIGN*                                                                          32,505       1,950,625
  WEBEX COMMUNICATIONS*                                                               6,000         159,960
  WEBSENSE*                                                                           6,600         132,000
                                                                                               ------------
                                                                                                  8,798,459
IT CONSULTING & SERVICES (1.5%)
  AFFILIATED COMPUTER SERVICES*                                                      20,500       1,474,155
  AMERICAN MANAGEMENT SYSTEMS*                                                       31,500         743,400
  CACI INTERNATIONAL*                                                                 4,100         192,700
  COGNIZANT TECHNOLOGY SOLUTIONS*                                                    12,800         543,360
  COMPUTER LEARNING CENTER*                                                           2,166              15
  DST SYSTEMS*                                                                       11,100         584,970
                                                                                               ------------
                                                                                                  3,538,600
LEISURE EQUIPMENT & PRODUCTS (0.5%)
  DIRECT FOCUS*                                                                       8,850         420,375
  MULTIMEDIAGAMES*                                                                    6,100         135,420
  WMS INDUSTRIES*                                                                    17,200         553,324
                                                                                               ------------
                                                                                                  1,109,119

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 15

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
MACHINERY (1.2%)
  ALBANY INTERNATIONAL - CLASS A                                                      7,000    $    132,300
  APPLIED INDUSTRIAL TECHNOLOGIES                                                     7,200         136,440
  BARNES GROUP                                                                        5,500         135,850
  CLARCOR                                                                             9,900         265,815
  COORSTEK*                                                                           9,500         356,250
  MANITOWOC COMPANY                                                                  30,200         890,900
  OSHKOSH TRUCK                                                                       2,300         101,775
  RELIANCE STEEL & ALUMINUM                                                           5,700         143,925
  SPS TECHNOLOGIES*                                                                   7,500         355,500
  TECUMSEH PRODUCTS                                                                   7,800         386,100
                                                                                               ------------
                                                                                                  2,904,855
MEDIA (5.1%)
  ACME COMMUNICATIONS*                                                               36,000         295,560
  ADVO*                                                                               8,400         286,860
  BHC COMMUNICATIONS*                                                                 2,100         291,879
  CABLEVISION SYSTEMS - RAINBOW MEDIA GROUP*                                         22,700       1,327,950
  CABLEVISION SYSTEMS - RAINBOW*                                                     11,050         285,090
  CUMULUS MEDIA*                                                                     31,400         426,412
  ECHOSTAR COMMUNICATIONS - CLASS A*                                                 44,400       1,439,448
  GEMSTAR-TV GUIDE*                                                                  41,500       1,767,900
  GREY GLOBAL GROUP                                                                     300         199,500
  MEDIA GENERAL - CLASS A                                                             5,400         248,400
  PANAMSAT*                                                                          30,000       1,166,400
  PIXAR*                                                                             43,300       1,766,640
  READERS DIGEST ASSOCIATION - CLASS A                                               18,800         540,500
  SCRIPPS HOWARD                                                                     24,700       1,704,300
  THE MCCLATCHY COMPANY - CLASS A                                                       900          35,190
  WASHINGTON POST                                                                       300         172,200
                                                                                               ------------
                                                                                                 11,954,229
METALS & MINING (0.6%)
  CARPENTER TECH                                                                      7,100         207,959
  MUELLER INDUSTRIES*                                                                25,200         829,332
  USEC                                                                               38,200         322,026
                                                                                               ------------
                                                                                                  1,359,317
MULTILINE RETAIL (1.0%)
  BJ'S WHOLESALE CLUB*                                                               27,700       1,475,302
  NEIMAN MARCUS GROUP - CLASS A*                                                     28,700         889,700
                                                                                               ------------
                                                                                                  2,365,002
MULTI-UTILITIES (0.8%)
  ENERGY EAST                                                                        86,100       1,800,351
                                                                                               ------------
                                                                                                  1,800,351
OIL & GAS (2.8%)
  CHILES OFF SHORE*                                                                  11,100         213,786
  DEVX ENERGY*                                                                       59,400         389,070
  HOLLY                                                                              21,200         747,300
  HOUSTON EXPLORATION*                                                               43,700       1,365,625
  HYDRIL*                                                                             3,800          86,526
  KCS ENERGY                                                                         10,400          68,640
  MARINE DRILLING*                                                                   26,600         508,326
  MURPHY OIL                                                                          9,600         706,560
  NATCO GROUP - CLASS A*                                                             21,100         185,680

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 16

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
  PATINA OIL & GAS                                                                    2,300    $     60,950
  PRIZE ENERGY*                                                                       5,600         108,080
  ULTRAMAR DIAMOND SHAMROCK                                                          14,800         699,300
  VALERO ENERGY                                                                      11,800         434,004
  VINTAGE PETROLEUM                                                                  36,800         688,160
  WORLD FUEL SERVICES                                                                24,800         296,360
                                                                                               ------------
                                                                                                  6,558,367
PAPER & FOREST PRODUCTS (0.0%)
  RAYONIER                                                                              600          27,870
                                                                                               ------------
                                                                                                     27,870
PERSONAL PRODUCTS (0.3%)
  ESTEE LAUDER COMPANIES - CLASS A                                                    5,700         245,670
  NBTY*                                                                              41,800         519,992
                                                                                               ------------
                                                                                                    765,662
PHARMACEUTICALS (3.9%)
  ADOLOR*                                                                             5,700         123,120
  ALBANY MOLECULAR RESEARCH*                                                         32,300       1,227,723
  CELL THERAPEUTICS*                                                                 22,700         627,428
  EMISPHERE TECHNOLOGIES*                                                            47,700       1,502,550
  FIRST HORIZON PHARMECEUTICALS*                                                     21,300         683,730
  IVAX*                                                                              73,375       2,861,625
  MEDICIS PHARMICEUTICAL - CLASS A*                                                  17,300         916,900
  ORAPHARMA*                                                                         36,400         207,116
  POZEN*                                                                             22,500         337,500
  PRAECIS PHARMACEUTICALS*                                                           18,400         302,496
  SFBC INTERNATIONAL*                                                                 5,000         145,000
  TELIK*                                                                             28,500         280,725
                                                                                               ------------
                                                                                                  9,215,913
REAL ESTATE (6.3%)
  ARDEN REALTY                                                                       31,200         833,040
  BOSTON PROPERTIES                                                                  19,500         797,550
  BOYKIN LODGING CO.                                                                  5,600          72,240
  CARRAMERICA REALTY                                                                  8,200         250,100
  CRESCENT REAL ESTATE EQUITIES                                                      84,800       2,083,536
  EQUITY INNS                                                                        10,100          98,980
  EQUITY RESIDENTIAL PROPERTIES                                                      33,800       1,911,390
  FEDERAL REALTY INVESTMENT TRUST                                                    36,000         746,640
  FELCOR LODGING TRUST                                                               31,800         744,120
  HEALTHCARE REALTY TRUST                                                            14,200         373,460
  HIGHWOODS PROPERTIES                                                               42,400       1,129,960
  JONES LANG LASALLE*                                                                27,500         363,000
  KILROY REALTY                                                                      27,300         794,430
  LNR PROPERTY                                                                       36,400       1,274,000
  MACK-CALI REALTY                                                                    4,000         113,920
  MILLS                                                                              17,100         420,660
  PINNACLE HOLDINGS*                                                                 10,700          64,307
  PRENTISS PROPERTIES TRUST                                                          31,400         825,820
  PS BUSINESS PARKS                                                                  12,400         347,200
  REGENCY CENTERS REALTY                                                              1,200          30,480
  ROUSE COMPANY                                                                      25,100         719,115
  SL GREEN REALTY                                                                    19,000         575,890
                                                                                               ------------
                                                                                                 14,569,838

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 17

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL (0.5%)
  USFREIGHTWAYS                                                                      42,100    $  1,241,950
                                                                                               ------------
                                                                                                  1,241,950
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
  ALPHA INDUSTRIES*                                                                   5,000         147,750
  EMCORE*                                                                             8,800         270,600
  FSI INTERNATIONAL*                                                                  6,000          84,000
  GENUS*                                                                              7,300          35,040
  INTEGRATED DEVICE TECHNOLOGY*                                                      17,800         564,082
  KULICKE & SOFFA INDUSTRIES*                                                        69,600       1,194,336
  LAM RESEARCH*                                                                      36,500       1,082,225
  MICROCHIP TECHNOLOGY*                                                               1,000          34,250
  PIXELWORKS*                                                                        14,800         528,952
  RF MICRO DEVICES*                                                                     400          10,720
  RUDOLPH TECHNOLOGY*                                                                10,800         507,600
  SEMTECH*                                                                            3,400         102,000
  STANDARD MICROSYSTEMS*                                                             26,000         465,400
  SUPERTEX*                                                                          15,200         187,568
                                                                                               ------------
                                                                                                  5,214,523
SOFTWARE (3.7%)
  ACTIVISION*                                                                         8,400         329,700
  BLACK BOX*                                                                          2,400         161,664
  CADENCE DESIGN SYSTEMS*                                                            28,700         534,681
  EMBARCADERO TECHNOLOGIES*                                                          14,800         330,188
  INFORMATICA*                                                                        3,600          62,496
  INTERVOICE-BRITE*                                                                   2,000          22,000
  MAPICS*                                                                            31,200         187,200
  MAPINFO*                                                                            9,000         198,000
  MENTOR GRAPHICS*                                                                   35,300         617,750
  METASOLV*                                                                          23,800         188,734
  MICROMUSE*                                                                         11,300         316,287
  MSC SOFTWARE*                                                                      41,500         778,125
  NVIDIA*                                                                             5,800         537,950
  OPNET TECHNOLOGIES*                                                                13,200         235,884
  PLATO LEARNING*                                                                     3,400         105,230
  RATIONAL SOFTWARE*                                                                 25,900         726,495
  RSA SECURITY*                                                                       3,900         120,705
  SYMANTEC*                                                                          15,400         672,826
  SYNOPSYS*                                                                          24,500       1,185,555
  SYNPLICITY*                                                                        13,300         133,133
  ULTICOM*                                                                           15,700         530,660
  VERITY*                                                                            27,000         538,650
  WIND RIVER SYSTEMS*                                                                 6,400         111,744
                                                                                               ------------
                                                                                                  8,625,657
SPECIALTY RETAIL (2.6%)
  AMERICAN EAGLE OUTFITTERS*                                                          3,000         105,720
  CHICO'S FAS*                                                                       10,800         321,300
  GART SPORTS*                                                                          220           4,840
  HOLLYWOOD ENTERTAINMENT*                                                           79,600         673,416
  HUGHES SUPPLY                                                                      22,600         534,490
  KENNETH COLE PRODUCTS*                                                             20,800         419,120
  PAYLESS SHOESOURCE*                                                                22,900       1,481,630

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 18

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - CONTINUED
  PETSMART*                                                                          44,100    $    310,905
  RENT-A-CENTER*                                                                      3,700         194,620
  RENT-WAY*                                                                          17,300         188,570
  SOUND ADVICE*                                                                       4,400         126,280
  TALBOTS                                                                             5,000         218,750
  WET SEAL*                                                                           9,400         325,334
  ZALE*                                                                              33,900       1,142,430
                                                                                               ------------
                                                                                                  6,047,405
TEXTILES & APPAREL (0.6%)
  BROWN SHOE                                                                         10,400         187,720
  COACH*                                                                             11,100         422,355
  SKECHERS USA*                                                                      25,400         742,442
                                                                                               ------------
                                                                                                  1,352,517
TOBACCO (0.5%)
  R.J. REYNOLDS TOBACCO HOLDINGS                                                     20,100       1,097,460
                                                                                               ------------
                                                                                                  1,097,460
TRADING COMPANIES & DISTRIBUTORS (0.7%)
  UNITED STATIONERS*                                                                 48,100       1,518,036
                                                                                               ------------
                                                                                                  1,518,036
WIRELESS TELECOMMUNICATION SERVICES (1.8%)
  CROWN CASTLE INTERNATIONAL*                                                        50,400         826,560
  LEVEL 3 COMMUNICATIONS*                                                            50,000         274,500
  PRICE COMMUNICATIONS*                                                              45,000         908,550
  TELECORP PCS - CLASS A*                                                            52,200       1,011,114
  TRITON PCS HOLDINGS - CLASS A*                                                     14,100         578,100
  US UNWIRED - CLASS A*                                                              24,600         261,006
  WESTERN WIRELESS*                                                                   7,100         305,300
                                                                                               ------------
                                                                                                  4,165,130

TOTAL COMMON STOCK (IDENTIFIED COST $233,767,511)                                               231,372,804
                                                                                               ------------

RIGHTS (0.0%)

  BANK UNITED - LITIGATION CONTINGENT PAYMENT RIGHTS                                 26,400           8,712
                                                                                               ------------
TOTAL RIGHTS (IDENTIFIED COST $0)                                                                     8,712


TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $233,767,511)                                        231,381,516

OTHER ASSETS LESS LIABILITIES (0.5%)                                                              1,142,957
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $232,524,473
                                                                                               ============


* Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 19

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (96.7%)

AUSTRALIA (2.8%)
  COMMONWEALTH BANK OF AUSTRALIA                                                    227,000    $  3,938,817
                                                                                               ------------
                                                                                                  3,938,817
BRAZIL (1.8%)
  BANCO BRADESCO                                                                 23,200,000         120,549
  BANCO ITAU SA                                                                  13,760,000       1,185,673
  TELE NORTE LESTE PARTICIPACOES SA - ADR                                            36,286         553,724
  TELECOMUNICACOES BRASILEIRAS SA - ADR                                              15,200         710,600
                                                                                               ------------
                                                                                                  2,570,546
CANADA (1.2%)
  BIOVAIL*                                                                           13,300         578,550
  PRECISION DRILLING*                                                                37,100       1,159,004
                                                                                               ------------
                                                                                                  1,737,554
DENMARK (1.5%)
  Novo Nordisk A/s-b                                                                 46,400       2,052,490
                                                                                               ------------
                                                                                                  2,052,490
FRANCE (10.5%)
  SOCIETE ASSURANCES GENERALES DE FRANCE                                             31,618       1,758,644
  AVENTIS SA                                                                         40,200       3,209,342
  PSA PEUGEOT CITROEN                                                                 2,600         705,912
  SCHNEIDER ELECTRIC SA                                                              24,400       1,348,905
  SOCIETE TELEVISION FRANCAISE                                                       21,000         612,651
  TOTAL FINA ELF SA                                                                  31,159       4,363,121
  VIVENDI UNIVERSAL                                                                  47,200       2,751,213
                                                                                               ------------
                                                                                                 14,749,788
GERMANY (7.2%)
  BAYERISCHE MOTOREN WERKE AG                                                        45,000       1,481,973
  DEUTSCHE BANK AG                                                                    8,900         635,932
  DEUTSCHE TELEKOM AG                                                                65,900       1,487,386
  E.ON AG                                                                            51,400       2,671,836
  MUENCHENER RUECKVERSICHERUNGS AG                                                    4,000       1,122,592
  SAP AG                                                                             10,900       1,503,231
  SCHERING AG                                                                        23,200       1,209,893
                                                                                               ------------
                                                                                                 10,112,843
GREAT BRITAIN (19.3%)
  ABBEY NATIONAL PLC                                                                 77,800       1,362,253
  ASTRAZENECA PLC                                                                    54,400       2,534,715
  BARCLAYS                                                                           59,200       1,815,044
  BG GROUP PLC                                                                      619,900       2,443,296
  BP AMOCO PLC                                                                      340,000       2,794,939
  CADBURY SCHWEPPES PLC                                                             196,600       1,324,427
  SCOTTISH POWER PLC                                                                199,900       1,464,736
  BRITISH AMERICAN TOBACCO                                                           36,400         276,442
  BRITISH SKY BROADCASTING*                                                         162,100       1,559,366
  CENTRICA PLC                                                                      410,700       1,312,615
  CMG PLC                                                                           154,400         675,331
  DIAGEO PLC                                                                        133,000       1,458,999
  ENERGIS PLC*                                                                      204,000         541,534
  NATIONAL GRID GROUP PLC                                                           193,200       1,423,794
  RECKITT BENCKISER PLC                                                              79,500       1,146,040
  ROYAL BANK OF SCOTLAND PLC                                                         26,400         581,811

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 20

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
  SHELL TRANSPORT & TRADING COMPANY                                                 182,800    $  1,519,401
  SHIRE PHARMACEUTICALS GROUP*                                                       61,200       1,113,768
  STANDARD CHARTERED PLC                                                             85,100       1,090,327
  UNILEVER PLC                                                                      102,200         860,967
                                                                                               ------------
                                                                                                 27,299,805
GREECE (0.6%)
  ALPHA CREDIT BANK                                                                  42,600         894,416
                                                                                               ------------
                                                                                                    894,416
HONG KONG (3.3%)
  CHEUNG KONG (HOLDINGS) LIMITED                                                     57,000         621,162
  CHINA MOBILE (HONG KONG) LIMITED*                                                 218,000       1,151,502
  CITIC PACIFIC LIMITED                                                             226,000         699,740
  DIGITAL CHINA HOLDINGS LTD*                                                        39,400          20,584
  HUTCHISON WHAMPOA                                                                 191,900       1,937,477
  LEGEND HOLDING LIMITED                                                            394,000         220,996
                                                                                               ------------
                                                                                                  4,651,461
IRELAND (1.3%)
  ALLIED IRISH BANKS PLC                                                            139,200       1,602,715
  ELAN PLC - ADR*                                                                     3,600         219,600
                                                                                               ------------
                                                                                                  1,822,315
ISRAEL (1.3%)
  CHECK POINT SOFTWARE TECHNOLOGIES LTD*                                             24,750       1,251,608
  TEVA PHARMACEUTICALS - ADR                                                          8,609         536,341
                                                                                               ------------
                                                                                                  1,787,949
ITALY (4.0%)
  AUTOSTRADE                                                                        160,500       1,042,194
  BANCA NAZIONALE LAVORO                                                            291,200         912,161
  BANCA FIDEURAM SPA                                                                138,600       1,316,541
  EDISON SPA                                                                         79,367         727,690
  RIUNIONE ADRIATICA DI SICURTA SPA                                                 133,700       1,643,525
                                                                                               ------------
                                                                                                  5,642,111
JAPAN (21.7%)
  ASAHI GLASS                                                                       457,000       3,796,119
  ASATSU-DK                                                                          30,300         614,649
  DAIKIN INDUSTRIES LTD                                                              26,000         481,559
  EAST JAPAN RAILWAY                                                                     98         565,747
  FAST RETAILING                                                                      7,000       1,217,928
  FUJI PHOTO FILM                                                                    43,000       1,854,875
  FUJISAWA PHARMACEUTICAL COMPANY                                                     8,000         180,885
  KEYENCE                                                                             3,700         734,245
  KIRIN BREWERY                                                                      44,000         374,310
  KOMATSU LTD                                                                       165,000         756,735
  KONAMI COMPANY LTD                                                                 26,200       1,195,301
  KYOCERA                                                                             7,000         617,383
  MARUI                                                                              84,000       1,212,316
  MITSUBISHI CHEMICAL                                                               170,000         455,260
  MITSUI FUDOSAN                                                                    153,000       1,648,749
  MURATA MANUFACTURING COMPANY LTD                                                    5,000         332,344
  NEC                                                                                15,000         202,654
  NIKON                                                                              64,000         607,569
  NINTENDO COMPANY                                                                   15,200       2,766,517

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 21

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN - CONTINUED
  NIPPON SHEET GLASS                                                                 46,000    $    267,768
  NIPPON STEEL                                                                      631,000         956,214
  NISSAN MOTOR                                                                       67,000         462,532
  OKI ELECTRIC INDUSTRY COMPANY                                                     159,000         771,288
  OMRON                                                                              24,000         433,932
  PIONEER                                                                            32,000         972,418
  PROMISE COMPANY LTD                                                                 7,400         609,942
  SEVEN ELEVEN JAPAN                                                                  6,000         234,285
  SONY                                                                               21,600       1,420,141
  SUMIMOTO MITSUI BANKING                                                            60,000         495,510
  SUMITOMO CHEMICAL COMPANY                                                         234,000       1,056,302
  TAKEDA CHEMICAL INDUSTRIES LTD                                                      8,000         372,033
  TOKYO ELECTRIC POWER                                                                7,100         183,876
  TOKYO ELECTRONICS                                                                   3,000         181,607
  TOKYU                                                                              45,000         245,350
  TORAY INDUSTRIES                                                                   91,000         363,358
  TOYOTA MOTOR                                                                       32,200       1,133,403
  YAMATO TRANSPORT COMPANY LTD                                                       42,000         880,613
                                                                                               ------------
                                                                                                 30,655,717
MEXICO (2.4%)
  CARSO GLOBAL TELECOM*                                                             478,600       1,158,647
  TELEFONOS DE MEXICO - ADR                                                          51,972       1,823,698
  TV AZTECA - ADR                                                                    63,700         408,317
                                                                                               ------------
                                                                                                  3,390,662
NETHERLANDS (6.0%)
  AEGON NV                                                                           55,281       1,556,130
  AHOLD (KON) NV                                                                     60,400       1,891,982
  AKZO NOBEL NV                                                                      13,800         584,154
  HEINEKEN NV                                                                        38,000       1,532,295
  ING GROEP NV                                                                       31,781       2,077,127
  QIAGEN NV*                                                                         39,500         869,458
                                                                                               ------------
                                                                                                  8,511,146
PORTUGAL (0.1%)
  PORTUGAL TELECOM SA*                                                               12,300          85,805
                                                                                               ------------
                                                                                                     85,805
RUSSIA (0.5%)
  SURGUTNEFTEGAZ - ADR                                                               29,800         381,142
  UNIFIED ENERGY SYSTEM - ADR                                                        24,700         281,580
                                                                                               ------------
                                                                                                    662,722
SINGAPORE (0.6%)
  DBS GROUP HOLDINGS LTD                                                            117,578         864,734
                                                                                               ------------
                                                                                                    864,734
SOUTH KOREA (1.8%)
  H & CB                                                                             42,940         960,826
  HYUNDAI MOTOR                                                                      12,940         281,586
  SAMSUNG ELECTRONICS                                                                 7,450       1,099,885
  SK TELECOM COMPANY                                                                  1,800         265,052
                                                                                               ------------
                                                                                                  2,607,349
SPAIN (1.3%)
  CORPORACION MAPFRE                                                                 62,300       1,302,229
  REPSOL YFP SA                                                                      13,900         229,471

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 22

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SPAIN - CONTINUED
  TELEFONICA SA*                                                                     24,700    $    304,464
                                                                                               ------------
                                                                                                  1,836,164
SWEDEN (2.7%)
  ELECTROLUX AB                                                                      64,000         884,855
  SVENSKA HANDELSBANKEN                                                             205,300       2,932,749
                                                                                               ------------
                                                                                                  3,817,604
SWITZERLAND (4.1%)
  NESTLE                                                                              9,000       1,912,656
  NOVARTIS                                                                           83,842       3,034,171
  SCHW REUCKUERSICHERINGS                                                               400         799,332
                                                                                               ------------
                                                                                                  5,746,159
TAIWAN (0.7%)
  TAIWAN SEMICONDUCTOR-ADR*                                                          29,400         446,586
  UNITED MICROELECTRONICS*                                                           65,000         578,500
                                                                                               ------------
                                                                                                  1,025,086

TOTAL COMMON STOCK (IDENTIFIED COST $147,044,618)                                               136,463,243
                                                                                               ------------

                                                        INTEREST   MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (2.3%)                             RATE       DATE         AMOUNT          VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        3.990%    7/2/01     $  3,167,491       3,167,491
  DATED 06/29/01 (Collateralized by $3,156,211 FHLMC                                           ------------
  Series 2083 A, 6.50%, 02-15-25, market value $ 3,231,000)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,167,491)                                         3,167,491
                                                                                               ------------


TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $150,212,109)                                        139,630,734

OTHER ASSETS LESS LIABILITIES (1.0%)                                                              1,453,745
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $141,084,479
                                                                                               ============


FORWARD CURRENCY CONTRACTS

                                                                               UNREALIZED
                                           EXCHANGE          CONTRACT         APPRECIATION/      DELIVERY
  CURRENCY                                  RATE(1)           VALUE          (DEPRECIATION)        DATE
-----------------------------------------------------------------------------------------------------------
ASSETS
  JAPANESE YEN (BUY)                       125.080         $   206,410        $        596        7/02/01
  JAPANESE YEN (SELL)                      122.200           8,500,000              97,670        9/20/01
                                                                              ------------
                                                                              $     98,266
                                                                              ============
LIABILITIES
  EURO (BUY)                                 1.157         $   563,329        $    (11,345)       7/02/01
  GREAT BRITISH POUND (BUY)                  0.711           1,144,299                (488)       7/02/01
  GREAT BRITISH POUND (SELL)                 0.713           2,660,055              (8,348)       7/02/01
  JAPANESE YEN (SELL)                      125.980             400,459              (4,046)       7/02/01
                                                                              ------------
                                                                              $    (24,227)
                                                                              ============

 * Non-income producing security.
(1)Contract rate.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 23

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (95.2%)

FINANCE - BANKS (6.3%)
  CHEVY CHASE BANK F.S.B.                              9.250%          12/01/2008       $   500,000       $    503,750
  LABRANCHE & COMPANY                                  9.500%          08/15/2004           500,000            520,000
  OCWEN FEDERAL BANK FSB                              12.000%          06/15/2005           500,000            480,000
  SOVEREIGN BANCORP                                   10.250%          05/15/2004           500,000            523,750
                                                                                                          ------------
                                                                                                             2,027,500
INDUSTRIALS - BASIC (6.5%)
  IMC GLOBAL                                           6.875%          07/15/2007           500,000            401,305
  LYONDELL                                             9.625%          05/01/2007           500,000            497,500
  NEENAH                                              11.125%          05/01/2007           500,000            269,375
  P&L COAL HOLDINGS                                    9.625%          05/15/2008           403,000            425,165
  TEMBEC INDUSTRIES                                    8.500%          02/01/2011           500,000            510,000
                                                                                                          ------------
                                                                                                             2,103,345
INDUSTRIALS - AUTOMOTIVE (2.6%)
  CSK AUTO                                            11.000%          11/01/2006           500,000            395,000
  EXIDE                                               10.000%          04/15/2005           500,000            427,500
                                                                                                          ------------
                                                                                                               822,500
INDUSTRIALS - CAPITAL GOODS (4.2%)
  BE AEROSPACE                                         8.000%          03/01/2008           500,000            481,250
  FAIRFIELD MANUFACTURING                              9.625%          10/15/2008           500,000            372,500
  FLEXTRONICS                                          8.750%          10/15/2007           500,000            482,500
                                                                                                          ------------
                                                                                                             1,336,250
INDUSTRIALS - ENERGY (7.9%)
  EOTT ENERGY PARTNERS                                11.000%          10/01/2009           500,000            535,000
  HS RESOURCES                                         9.250%          11/15/2006           500,000            523,750
  PARKER DRILLING COMPANY                              5.500%          08/01/2004           500,000            452,500
  VERITAS DGC                                          9.750%          10/15/2003           500,000            507,500
  WESTERN GAS RESOURCES                               10.000%          06/15/2009           500,000            535,000
                                                                                                          ------------
                                                                                                             2,553,750
INDUSTRIALS - ENTERTAINMENT (6.1%)
  CIRCUS CIRCUS                                        9.250%          12/01/2005           500,000            508,750
  PREMIER PARKS                                        8.875%          04/01/2006           500,000            497,500
  SPANISH BROADCASTING SYSTEM                          9.625%          11/01/2009           500,000            465,000
  VAIL RESORTS                                         8.750%          05/15/2009           500,000            485,000
                                                                                                          ------------
                                                                                                             1,956,250
INDUSTRIALS - GAMING (7.9%)
  HARRAH'S OPERATING COMPANY                           7.875%          12/15/2005           500,000            508,125
  INTERNATIONAL GAMING TECHNOLOGY                      8.375%          05/15/2009           500,000            512,500
  MGM MIRAGE                                           8.375%          02/01/2011           500,000            503,125
  MOHEGAN TRIBAL GAMING                                8.750%          01/01/2009           500,000            513,750
  STATION CASINOS                                      8.875%          12/01/2008           500,000            500,000
                                                                                                          ------------
                                                                                                             2,537,500
INDUSTRIALS - HEALTH CARE (6.1%)
  ALLIANCE IMAGING                                    10.375%          04/15/2011           500,000            512,500
  BERGEN BRUNSWIG                                      7.250%          06/01/2005           500,000            479,694
  HEALTHSOUTH                                          3.250%          04/01/2003           500,000            472,500
  TRIAD HOSPITALS(1)                                   8.750%          05/01/2009           500,000            508,750
                                                                                                          ------------
                                                                                                             1,973,444


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 24

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - MEDIA-CABLE (6.8%)
  ADELPHIA COMMUNICATIONS                              7.875%          05/01/2009       $   500,000       $    441,250
  CHARTER COMMUNICATIONS HOLDINGS(2)                   0.000%          05/15/2011           500,000            290,000
  ECHOSTAR DBS                                         9.375%          02/01/2009           500,000            490,000
  ROGERS CABLE SYSTEMS                                10.125%          09/01/2012           500,000            531,250
  TIME WARNER                                          9.750%          07/15/2008           500,000            448,750
                                                                                                          ------------
                                                                                                             2,201,250
INDUSTRIALS - MEDIA-NON-CABLE (1.6%)
  AMERICAN MEDIA OPERATION                            10.250%          05/01/2009           500,000            511,250
                                                                                                          ------------
                                                                                                               511,250
INDUSTRIALS - OTHER (6.2%)
  ALLIED WASTE                                        10.000%          08/01/2009           500,000            513,750
  D.R. HORTON                                          8.000%          02/01/2009           500,000            482,500
  SCHULER HOMES                                        6.500%          01/15/2003           500,000            489,375
  SCHULER HOMES                                       10.500%          07/15/2011           500,000            500,000
                                                                                                          ------------
                                                                                                             1,985,625
INDUSTRIALS - OTHER CONSUMER CYCLICALS (7.3%)
  AMERICAN AXLE MANUFACTURING                          9.750%          03/01/2009           500,000            502,500
  CENTRAL GARDEN AND PET COMPANY                       6.000%          11/15/2003           500,000            387,500
  FLEMING COMPANIES                                   10.125%          04/01/2008           500,000            512,500
  HOST MARRIOTT (HMH PROPERTIES)                       7.875%          08/01/2008           500,000            480,000
  RYLAND GROUP                                         8.250%          04/01/2008           500,000            483,125
                                                                                                          ------------
                                                                                                             2,365,625
INDUSTRIALS - OTHER CONSUMER NON-CYCLICALS (5.7%)
  CARROLS                                              9.500%          12/01/2008           500,000            437,500
  DEL MONTE                                            9.250%          05/15/2011           500,000            510,000
  LEVI STRAUSS                                         7.000%          11/01/2006           500,000            380,000
  SALTON                                              12.250%          04/15/2008           500,000            510,000
                                                                                                          ------------
                                                                                                             1,837,500
INDUSTRIALS - RETAILERS (0.8%)
  JO ANN STORES                                       10.375%          05/01/2007           500,000            250,000
                                                                                                          ------------
                                                                                                               250,000
INDUSTRIALS - SERVICES (3.2%)
  COINMACH                                            11.750%          11/15/2005           500,000            512,500
  FELCOR LODGING LP                                    9.500%          09/15/2008           500,000            502,500
                                                                                                          ------------
                                                                                                             1,015,000
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (4.3%)
  GLOBAL CROSSING HOLDING LIMITED                      9.625%          05/15/2008           500,000            395,000
  MASTEC                                               7.750%          02/01/2008           500,000            420,000
  MCLEODUSA                                            8.125%          02/15/2009           500,000            265,000
  NEXTLINK COMMUNICATIONS (XO COMMUNICATIONS)(2)       0.000%          04/15/2008           500,000             90,000
  WILLIAMS COMMUNICATIONS GROUP                       10.875%          10/01/2009           500,000            202,500
                                                                                                          ------------
                                                                                                             1,372,500
INDUSTRIALS - TELECOMMUNICATIONS-WIRELESS (3.4%)
  LEVEL 3 COMMUNICATIONS(2)                            0.000%          03/15/2010           500,000            105,000
  NEXTEL COMMUNICATIONS(2)                             0.000%          02/15/2008           500,000            312,500
  ROGERS WIRELESS COMMUNICATIONS                       8.800%          10/01/2007           500,000            467,500
  SPECTRASITE HOLDINGS(2)                              0.000%          03/15/2010           500,000            210,000
                                                                                                          ------------
                                                                                                             1,095,000

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 25

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - TELECOMMUNICATIONS-OTHER (2.3%)
  INSIGHT MIDWEST                                      9.750%          10/01/2009       $   500,000       $    517,500
  NTL(2)                                               0.000%          04/01/2008           500,000            217,500
                                                                                                          ------------
                                                                                                               735,000
UTILITIES (1.5%)
  AES                                                  8.375%          08/15/2007           500,000            470,625
                                                                                                          ------------
                                                                                                               470,625
YANKEE (4.5%)
  INTRAWEST                                            9.750%          08/15/2008           500,000            500,000
  KAPPA BEHEER                                        10.625%          07/15/2009           500,000            525,000
  TELEWEST COMMUNICATIONS PLC                         11.000%          10/01/2007           500,000            421,250
                                                                                                          ------------
                                                                                                             1,446,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $31,813,632)                                                         30,596,164
                                                                                                          ------------

CONVERTIBLE PREFERRED STOCK (1.6%)                                                        SHARES

  CSC HOLDINGS (CABLEVISION SYSTEMS)                  11.125%          04/01/2008             5,000            533,750
                                                                                                          ------------
TOTAL CONVERTIBLE PREFERRED STOCK (IDENTIFIED COST $493,534)                                                   533,750
                                                                                                          ------------

                                                                                         PRINCIPAL
SHORT-TERM INVESTMENTS (2.7%)                                                             AMOUNT

  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001       $   857,158            857,158
  06/29/01(collateralized by $858,942 GNMA Series                                                         ------------
  1998-6A, 6.25%, 07-20-21, market value $874,344)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $857,158)                                                        857,158
                                                                                                          ------------


TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $33,164,324)                                                     31,987,072

OTHER ASSETS LESS LIABILITIES (0.5%)                                                                           148,811
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 32,135,883
                                                                                                          ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Security represents a step bond. Rate disclosed is as of June 30, 2001.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 26

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)

  COLLATERALIZED MORTGAGE SECURITIES CORP I-3          9.450%          02/11/2017       $   199,533       $    212,217
  MERRILL LYNCH MORTGAGE INVESTORS 1992-D              8.150%          07/15/2017            25,004             25,238
                                                                                                          ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $245,251)                                           237,455
                                                                                                          ------------
ASSET-BACKED SECURITIES (3.0%)

  CAPTIVA CBO 1997-1AA(1)                              6.860%          11/30/2009         1,595,429          1,610,474
  CARCO AUTO LOAN MASTER TRUST 1997-1-A                6.689%          08/15/2004           208,278            208,278
                                                                                                          ------------
TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,774,389)                                                   1,818,752
                                                                                                          ------------
CORPORATE BONDS (60.7%)

FINANCE - BANKS (6.6%)
  ABN AMRO BANK NV/CHICAGO                             7.300%          12/01/2026           250,000            242,894
  BANK OF AMERICA                                      7.125%          03/01/2009           500,000            508,574
  CITIGROUP                                            5.750%          05/10/2006           500,000            495,361
  NATIONSBANK (BANK OF AMERICA)                        8.570%          11/15/2024         1,000,000          1,124,762
  STANDARD FEDERAL BANCORP                             7.750%          07/17/2006           600,000            640,639
  WELLS FARGO BANK NA                                  6.450%          02/01/2011         1,000,000            983,375
                                                                                                          ------------
                                                                                                             3,995,605
FINANCE - BROKER RELATED (4.1%)
  MERRILL LYNCH                                        6.000%          07/15/2005           750,000            750,229
  MORGAN STANLEY GROUP                                 6.100%          04/15/2006         1,000,000            999,142
  MORGAN STANLEY GROUP                                 7.000%          10/01/2013           738,000            725,449
                                                                                                          ------------
                                                                                                             2,474,820
FINANCE - OTHER (8.2%)
  AMERICAN EXPRESS                                     8.625%          05/15/2022           500,000            521,352
  EXECUTIVE RISK (CHUBB)                               7.125%          12/15/2007         1,000,000          1,032,042
  GENERAL ELECTRIC CAPITAL                             8.650%          05/15/2009           375,000            430,582
  MBIA                                                 8.200%          10/01/2022           500,000            512,562
  NYNEX CAPITAL FUNDING                                8.750%          12/01/2004         1,000,000          1,089,608
  PHOENIX HOME LIFE MUTUAL(1)                          6.950%          12/01/2006         1,000,000          1,010,416
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004           330,000            342,718
                                                                                                          ------------
                                                                                                             4,939,280
INDUSTRIALS - AUTOMOTIVE (1.6%)
  GENERAL MOTORS                                       8.100%          06/15/2024         1,000,000            999,029
                                                                                                          ------------
                                                                                                               999,029
INDUSTRIALS - BASIC (1.6%)
  CYTEC INDUSTRIES                                     6.846%          05/11/2005         1,000,000            988,481
                                                                                                          ------------
                                                                                                               988,481
INDUSTRIALS - ENERGY (5.3%)
  CHEVRON CORP                                         6.625%          10/01/2004           520,000            540,801
  NATIONAL FUEL GAS COMPANY                            6.303%          05/27/2008         1,000,000            976,190
  PHILLIPS PETROLEUM                                   7.920%          04/15/2023         1,000,000          1,003,633
  SOYLAND POWER                                        8.670%          09/15/2018           600,000            658,272
                                                                                                          ------------
                                                                                                             3,178,896

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 27

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - HEALTH CARE (2.1%)
  KAISER FOUNDATION HOSPITALS                          8.750%          08/11/2003       $ 1,200,000       $  1,284,116
                                                                                                          ------------
                                                                                                             1,284,116
INDUSTRIALS - OTHER (1.7%)
  DEERE                                                8.950%          06/15/2019           500,000            553,831
  MCDONALD'S                                           6.625%          09/01/2005           500,000            509,198
                                                                                                          ------------
                                                                                                             1,063,029
INDUSTRIALS - OTHER CONSUMER CYCLICALS (1.7%)
  COOPER TIRE & RUBBER COMPANY                         7.750%          12/15/2009         1,000,000          1,002,208
                                                                                                          ------------
                                                                                                             1,002,208
INDUSTRIALS - OTHER CONSUMER NON-CYCLICALS (1.7%)
  STANLEY WORKS                                        5.750%          03/01/2004         1,000,000          1,007,910
                                                                                                          ------------
                                                                                                             1,007,910
INDUSTRIALS - TECHNOLOGY (6.3%)
  APPLIED MATERIALS                                    7.125%          10/15/2017         2,000,000          1,936,294
  COMPUTER SCIENCES                                    6.250%          03/15/2009         2,000,000          1,858,350
                                                                                                          ------------
                                                                                                             3,794,644
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (4.4%)
  BELLSOUTH TELECOMMUNICATIONS                         6.300%          12/15/2015           417,280            405,483
  CAROLINA TELEPHONE & TELECOMMUNICATION               6.750%          08/15/2013           375,000            358,469
  CHESAPEAKE & POTAMAC TELEPHONE                       7.625%          12/01/2012           865,000            920,736
  GTE HAWAIIAN TELEPHONE                               7.375%          09/01/2006           500,000            529,344
  PACIFIC BELL (SBC COMMUNICATIONS)                    7.500%          02/01/2033           405,000            399,379
                                                                                                          ------------
                                                                                                             2,613,411
INDUSTRIALS - TRANSPORTATION (3.3%)
  CONTINENTAL AIRLINES                                 6.320%          11/01/2008         1,000,000            985,790
  US AIRWAYS PASS-THROUGH TRUST                        8.360%          01/20/2019           977,551          1,000,455
                                                                                                          ------------
                                                                                                             1,986,245
UTILITIES (10.4%)
  ALLETE                                               7.800%          02/15/2008         1,000,000          1,026,849
  CENTRAL POWER & LIGHT                                6.625%          07/01/2005         1,000,000          1,003,825
  ENTERGY MISSISSIPPI                                  6.450%          04/01/2008         1,000,000            990,626
  PACIFIC GAS & ELECTRIC                               8.250%          11/01/2022           500,000            435,000
  PACIFICORP (SCOTTISH POWER PLC)                      9.150%          08/09/2011         1,000,000          1,151,281
  PACIFICORP (SCOTTISH POWER PLC)                      8.950%          09/01/2011           600,000            682,540
  PUBLIC SERVICE COMPANY OF COLORADO                   6.000%          04/15/2003         1,000,000          1,012,498
                                                                                                          ------------
                                                                                                             6,302,619
YANKEE/EURO-DOLLAR (1.7%)
  FAIRFAX FINANCIAL HOLDINGS                           7.375%          03/15/2006         1,000,000            892,763
  MIDLAND BANK PLC (HSBC BANK)                         4.938%          09/29/2049           200,000            163,980
                                                                                                          ------------
                                                                                                             1,056,743

TOTAL CORPORATE BONDS (IDENTIFIED COST $38,262,480)                                                         36,687,036
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (28.8%)

U.S. TREASURY BONDS (8.2%)
  UNITED STATES TREASURY BOND                          8.125%          08/15/2021         1,400,000          1,761,539
  UNITED STATES TREASURY BOND                          6.125%          08/15/2029         3,110,000          3,225,387
                                                                                                          ------------
                                                                                                             4,986,926

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 28

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (9.8%)
  UNITED STATES TREASURY NOTE                          6.125%          08/15/2007       $ 2,250,000       $  2,362,286
  UNITED STATES TREASURY NOTE                          6.500%          02/15/2010         1,500,000          1,611,444
  UNITED STATES TREASURY NOTE                          5.750%          08/15/2010         1,900,000          1,944,247
                                                                                                          ------------
                                                                                                             5,917,977
FEDERAL FARM CREDIT BANK (FFCB) (0.2%)
  FFCB                                                 6.190%          01/14/2008           100,000            100,063
                                                                                                          ------------
                                                                                                               100,063
FEDERAL HOME LOAN BANK (FHLB) (1.9%)
  FHLB                                                 5.875%          02/15/2011         1,150,000          1,125,628
                                                                                                          ------------
                                                                                                             1,125,628
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.3%)
  FHLMC                                                5.900%          02/14/2006           100,000            101,382
  FHLMC                                                5.450%          05/15/2006         2,000,000          1,974,854
  FHLMC                                                6.980%          01/22/2007            75,000             77,838
  FHLMC                                                7.000%          03/15/2010         1,000,000          1,057,459
                                                                                                          ------------
                                                                                                             3,211,533
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.4%)
  FNMA                                                 6.625%          11/15/2010         2,000,000          2,069,356
                                                                                                          ------------
                                                                                                             2,069,356

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $15,871,882)                                   17,411,483
                                                                                                          ------------
SHORT-TERM INVESTMENTS (5.7%)
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001         3,469,083          3,469,083
  06/29/2001 (Collateralized by $3,456,729 FHLMC                                                          ------------
  Series #2083A, 6.50%, 02-15-25, market value
  $3,538,639)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,469,083)                                                    3,469,083
                                                                                                          ------------

TOTAL INVESTMENTS (98.6%) (IDENTIFIED COST $59,623,085)                                                     59,623,809

OTHER ASSETS LESS LIABILITIES (1.4%)                                                                           825,878
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 60,449,687
                                                                                                          ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 29

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.5%)

  BANKBOSTON HOME EQUITY LOAN TRUST 1998-2-A4          6.110%          09/25/2013       $ 1,930,000       $  1,912,001
  CONTIMORTGAGE HOME EQUITY LOAN TRUST 1999-1-A3       6.170%          05/25/2021         1,000,000          1,010,099
                                                                                                          ------------
TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,870,625)                                                   2,922,100
                                                                                                          ------------
CORPORATE BONDS (49.0%)

FINANCE - BANKS (6.2%)
  CHASE MANHATTAN                                      8.625%          05/01/2002           400,000            413,593
  CITIGROUP                                            6.750%          12/01/2005         1,000,000          1,033,610
  CITIGROUP                                            5.750%          05/10/2006           950,000            941,186
  FIRST BANK MINNESOTA (US BANK NA)                    7.300%          08/15/2005           500,000            520,163
  NCNB (BANK OF AMERICA)                               9.500%          06/01/2004           285,000            312,490
                                                                                                          ------------
                                                                                                             3,221,042
FINANCE - BROKER RELATED (0.9%)
  GOLDMAN SACHS GROUP                                  6.600%          07/15/2002           450,000            458,509
                                                                                                          ------------
                                                                                                               458,509
FINANCE - OTHER (12.4%)
  FORD MOTOR CREDIT                                    6.700%          07/16/2004         1,000,000          1,020,631
  FORD MOTOR CREDIT                                    7.500%          03/15/2005         1,000,000          1,037,741
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.875%          01/22/2003         1,000,000          1,010,770
  HOUSEHOLD FINANCE                                    7.625%          01/15/2003         1,000,000          1,037,692
  NORDSTROM CREDIT                                     6.700%          07/01/2005           500,000            507,836
  SAFECO                                               7.875%          04/01/2005           500,000            504,540
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.360%          12/04/2001           525,000            530,420
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.630%          07/09/2002           542,000            554,383
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004           330,000            342,718
                                                                                                          ------------
                                                                                                             6,546,731
INDUSTRIALS - BASIC (0.5%)
  CYTEC INDUSTRIES                                     6.500%          03/15/2003           250,000            250,543
                                                                                                          ------------
                                                                                                               250,543
INDUSTRIALS - CAPITAL GOODS (1.9%)
  COOPER INDUSTRIES                                    5.880%          02/20/2003         1,000,000            998,240
                                                                                                          ------------
                                                                                                               998,240
INDUSTRIALS - ENERGY (7.9%)
  CHEVRON                                              6.625%          10/01/2004           500,000            520,001
  CHEVRON TRUST FUND                                   8.110%          12/01/2004           472,200            500,895
  ENRON                                                7.875%          06/15/2003         1,000,000          1,042,259
  NATIONAL FUEL GAS COMPANY                            6.214%          08/12/2027         1,000,000          1,007,699
  SOYLAND POWER                                        8.670%          09/15/2018         1,000,000          1,097,120
                                                                                                          ------------
                                                                                                             4,167,974
INDUSTRIALS - HEALTH CARE (1.9%)
  KAISER FOUNDATION HOSPITALS                          9.000%          11/01/2001         1,000,000          1,015,878
                                                                                                          ------------
                                                                                                             1,015,878
INDUSTRIALS - OTHER (1.0%)
  MCDONALD'S                                           6.625%          09/01/2005           500,000            509,198
                                                                                                          ------------
                                                                                                               509,198
INDUSTRIALS - RETAILERS (1.8%)
  AUTOZONE                                             6.000%          11/01/2003         1,000,000            959,087
                                                                                                          ------------
                                                                                                               959,087

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 30

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (2.4%)
  U.S. WEST COMMUNICATIONS (QWEST)                     8.875%          06/01/2031       $   250,000       $    262,832
  UNITED TELEPHONE COMPANY OF FLORIDA                  6.250%          05/15/2003         1,000,000          1,015,018
                                                                                                          ------------
                                                                                                             1,277,850
INDUSTRIALS - TRANSPORTATION (4.2%)
  SOUTHWEST AIRLINES                                   8.750%          10/15/2003           500,000            536,458
  UNION PACIFIC RAILROAD                               7.320%          02/01/2002           150,000            152,243
  UNION PACIFIC RAILROAD                               7.060%          05/15/2003         1,000,000          1,021,320
  UNION PACIFIC RAILROAD                               6.120%          02/01/2004           500,000            499,077
                                                                                                          ------------
                                                                                                             2,209,098
UTILITIES (7.9%)
  ATLANTIC CITY ELECTRIC                               7.125%          02/02/2004         1,000,000          1,027,928
  CENTRAL POWER & LIGHT                                6.875%          02/01/2003         1,000,000          1,023,454
  METROPOLITAN EDISON                                  7.220%          01/30/2003           500,000            513,258
  PACIFICORP (SCOTTISH POWER PLC)                      6.310%          07/28/2003           550,000            556,180
  PUBLIC SERVICE COMPANY OF COLORADO                   6.000%          04/15/2003         1,000,000          1,012,498
                                                                                                          ------------
                                                                                                             4,133,318

TOTAL CORPORATE BONDS (IDENTIFIED COST $25,426,641)                                                         25,747,468
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (37.9%)

U.S. TREASURY NOTES (28.7%)
  UNITED STATES TREASURY NOTE                          5.625%          12/31/2002           250,000            255,376
  UNITED STATES TREASURY NOTE                          5.875%          11/15/2004           400,000            413,734
  UNITED STATES TREASURY NOTE                          6.750%          05/15/2005         1,250,000          1,330,958
  UNITED STATES TREASURY NOTE                          6.500%          05/15/2005         3,500,000          3,700,533
  UNITED STATES TREASURY NOTE                          5.750%          11/15/2005         1,600,000          1,647,699
  UNITED STATES TREASURY NOTE                          5.875%          11/15/2005         7,500,000          7,767,848
                                                                                                          ------------
                                                                                                            15,116,148
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (6.8%)
  FHLMC                                                8.500%          02/01/2006             4,022              4,190
  FHLMC                                                5.450%          05/15/2006         3,000,000          2,962,281
  FHLMC                                                8.500%          08/01/2006             1,698              1,769
  FHLMC                                                7.214%          03/19/2007           500,000            510,348
  FHLMC                                                7.500%          01/01/2008            93,238             96,477
                                                                                                          ------------
                                                                                                             3,575,065
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.7%)
  FNMA                                                 6.140%          11/25/2005           200,000            205,177
  FNMA                                                 7.330%          04/02/2007            50,000             51,256
  FNMA                                                 7.000%          11/01/2007            36,403             37,419
  FNMA                                                 7.000%          12/01/2008            94,958             97,578
                                                                                                          ------------
                                                                                                               391,430
FEDERAL HOME LOAN BANK (FHLB) (1.7%)
  FHLB                                                 4.875%          05/14/2004           750,000            746,519
  FHLB                                                 6.400%          05/26/2005           125,000            125,009
                                                                                                          ------------
                                                                                                               871,528

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $19,796,175)                                   19,954,171
                                                                                                          ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 31

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.5%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001     $   3,414,327       $  3,414,327
  06/29/01 (Collateralized by $3,387,703 FNMA pool                                                        ------------
  #313525, 7.50%, 5-1-12, market value $3,482,614)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,414,327)                                                    3,414,327
                                                                                                          ------------


TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $51,507,768)                                                     52,038,066

OTHER ASSETS LESS LIABILITIES (1.1%)                                                                           566,098
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 52,604,164
                                                                                                          ============


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 32

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.6%)

  MERRILL LYNCH FHA 42                                 7.430%          09/01/2022       $ 1,154,981       $  1,140,059
  TMS SBA LOAN TRUST 1999-1A                           5.801%          07/15/2025           939,269            935,746
                                                                                                          ------------
TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,122,670)                                                   2,075,805
                                                                                                          ------------
PROJECT LOANS (0.8%)
  EVERGREEN TOWERS                                     7.375%          09/01/2039           997,948          1,032,397
                                                                                                          ------------
TOTAL PROJECT LOANS (IDENTIFIED COST $999,493)                                                               1,032,397
                                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%)

  GMAC COMMERCIAL MORTGAGE SECURITIES
    1998-C2-X(1)                                       0.609%          08/15/2023         4,203,720            144,435
  GS MORTGAGE SECURITIES 1999-3-A(2)                   8.000%          08/19/2029         1,273,362          1,331,465
  RESIDENTIAL FUNDING MORTGAGE SECURITIES
    I 1998-S9-1A1                                      6.500%          04/25/2013           751,889            760,152
  SALOMON BROTHERS MORTGAGE SECURITIES
    VII 2000-NL1 A2(2)                                 6.905%          09/15/2008         1,040,000          1,049,821
                                                                                                          ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,322,520)                                       3,285,873
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY BONDS (91.1%)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (23.0%)
  GNMA                                                 7.250%          04/15/2006           172,423            176,628
  GNMA                                                 5.500%          04/15/2014           326,835            319,680
  GNMA                                                 6.000%          04/15/2014           844,237            842,423
  GNMA                                                 6.500%          08/15/2014            58,939             59,672
  GNMA                                                 8.000%          08/15/2016           167,583            176,724
  GNMA                                                 8.000%          03/15/2017            35,208             37,129
  GNMA                                                 8.000%          04/15/2017            52,873             55,757
  GNMA                                                 8.000%          02/15/2022           206,355            216,468
  GNMA                                                 7.500%          12/15/2022           625,841            642,374
  GNMA                                                 7.000%          05/15/2023           427,821            435,018
  GNMA                                                 7.500%          05/15/2023           565,771            584,561
  GNMA                                                 7.000%          07/15/2023           818,965            832,742
  GNMA                                                 7.000%          08/15/2023           292,278            297,195
  GNMA                                                 6.500%          10/15/2023           156,011            154,498
  GNMA                                                 6.500%          11/15/2023           630,224            624,113
  GNMA                                                 7.000%          12/15/2023           269,076            273,603
  GNMA                                                 6.500%          12/15/2023         4,394,804          4,368,374
  GNMA                                                 7.000%          12/15/2023           337,664            343,344
  GNMA                                                 6.500%          01/15/2024         3,308,298          3,289,448
  GNMA                                                 7.000%          02/15/2024         2,025,301          2,058,716
  GNMA                                                 6.500%          02/15/2024           478,678            474,036
  GNMA                                                 6.500%          03/15/2024           170,874            169,217
  GNMA                                                 6.500%          04/15/2024           925,922            916,943
  GNMA                                                 7.000%          06/15/2024           568,932            578,319
  GNMA                                                 7.000%          10/15/2024           514,815            523,309
  GNMA                                                 8.000%          07/15/2025           246,350            257,011

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 33

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCATION (GNMA) - CONTINUED
  GNMA                                                 8.000%          09/15/2025       $   105,900       $    110,482
  GNMA                                                 8.000%          11/15/2025           222,386            232,009
  GNMA                                                 6.500%          01/15/2026           900,160            895,029
  GNMA                                                 6.500%          03/15/2026         1,047,688          1,041,715
  GNMA                                                 6.500%          04/15/2026           133,492            132,732
  GNMA                                                 6.500%          05/15/2026            42,944             42,700
  GNMA                                                 7.500%          08/15/2026            66,164             68,130
  GNMA                                                 8.000%          09/20/2026           762,360            790,931
  GNMA                                                 7.500%          09/15/2027           118,813            121,952
  GNMA                                                 7.000%          11/15/2027            27,343             27,646
  GNMA                                                 7.000%          06/15/2028         2,759,831          2,787,624
  GNMA                                                 7.000%          07/15/2028           729,159            736,502
  GNMA                                                 7.000%          08/15/2028           763,357            771,045
  GNMA                                                 7.000%          09/15/2028           319,021            322,234
  GNMA                                                 7.000%          10/15/2028           521,625            526,878
  GNMA                                                 6.000%          02/20/2029         1,273,332          1,226,451
  GNMA                                                 6.500%          03/15/2029           366,341            362,770
  GNMA                                                 7.000%          03/15/2029           868,795            877,103
  GNMA                                                 7.500%          10/15/2029           234,373            240,680
  GNMA                                                 8.000%          04/15/2030            88,028             91,267
                                                                                                          ------------
                                                                                                            30,113,182
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (34.6%)
  FHLMC                                                8.242%          08/15/2008           105,785            105,687
  FHLMC                                                6.500%          08/01/2010           186,063            189,088
  FHLMC                                                6.500%          09/01/2010           185,038            188,047
  FHLMC                                                6.500%          10/01/2010           408,561            415,204
  FHLMC                                                6.500%          11/01/2010           192,529            195,660
  FHLMC                                                6.500%          01/01/2011           254,298            258,433
  FHLMC                                                6.500%          02/01/2011           205,328            208,667
  FHLMC                                                6.500%          04/01/2011           549,752            558,303
  FHLMC                                                7.500%          03/01/2012           215,903            222,941
  FHLMC                                                7.000%          07/01/2012           225,770            231,077
  FHLMC                                                6.000%          08/01/2012           381,302            379,836
  FHLMC                                                6.000%          09/01/2012            61,741             61,504
  FHLMC                                                6.500%          12/01/2012         2,123,021          2,147,681
  FHLMC                                                6.000%          12/01/2012           191,939            191,201
  FHLMC                                                6.000%          01/01/2013            47,096             46,915
  FHLMC                                                6.500%          02/01/2013           147,359            149,071
  FHLMC                                                6.000%          02/01/2013           179,194            178,076
  FHLMC                                                6.000%          03/01/2013           502,106            500,176
  FHLMC                                                6.500%          04/01/2013            17,340             17,517
  FHLMC                                                6.000%          04/01/2013           478,114            475,131
  FHLMC                                                6.500%          05/01/2013           379,024            383,427
  FHLMC                                                5.500%          06/01/2013            38,495             37,565
  FHLMC                                                6.000%          08/01/2013           731,246            726,682
  FHLMC                                                6.000%          09/01/2013           699,763            695,397
  FHLMC                                                5.500%          11/01/2013            59,968             58,518
  FHLMC                                                5.500%          12/01/2013         1,601,015          1,562,308
  FHLMC                                                6.500%          01/01/2014           431,740            436,128
  FHLMC                                                5.500%          01/01/2014         1,700,985          1,659,861

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 34

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                5.500%          02/01/2014       $    23,838       $     23,261
  FHLMC                                                5.500%          03/01/2014         1,230,418          1,198,561
  FHLMC                                                5.500%          04/01/2014           285,244            277,859
  FHLMC                                                6.000%          04/01/2014           913,898            906,744
  FHLMC                                                5.500%          05/01/2014           811,194            790,191
  FHLMC                                                6.000%          05/01/2014           981,081            973,401
  FHLMC                                                5.500%          06/01/2014           226,627            220,760
  FHLMC                                                6.000%          07/01/2014            92,233             91,511
  FHLMC                                                7.500%          09/01/2014           309,247            318,366
  FHLMC                                                7.000%          06/01/2015         1,104,137          1,126,631
  FHLMC                                                7.500%          07/01/2015            40,690             41,943
  FHLMC                                                7.000%          08/01/2015           177,889            181,513
  FHLMC                                                7.000%          09/01/2015           201,282            205,382
  FHLMC                                                6.000%          12/01/2015           205,125            203,143
  FHLMC                                                5.500%          02/01/2016           199,171            193,313
  FHLMC                                                5.500%          05/01/2016           199,213            192,746
  FHLMC                                                6.500%          05/01/2016           398,523            400,202
  FHLMC                                                6.000%          05/01/2016         2,999,999          2,966,648
  FHLMC                                                6.500%          04/01/2018           678,589            675,493
  FHLMC                                                9.000%          09/01/2018           157,572            168,391
  FHLMC                                                7.000%          06/01/2024            22,559             22,837
  FHLMC                                                8.000%          07/01/2024           602,095            630,836
  FHLMC                                                8.000%          08/01/2024            64,755             67,846
  FHLMC                                                8.000%          06/01/2025             7,488              7,852
  FHLMC                                                8.000%          07/01/2025           456,039            478,050
  FHLMC                                                8.000%          09/01/2025            13,778             14,392
  FHLMC                                                8.000%          11/01/2025            16,559             17,297
  FHLMC                                                8.000%          12/01/2025            96,531            101,190
  FHLMC                                                8.000%          01/01/2026             6,136              6,409
  FHLMC                                                7.000%          05/01/2026           106,384            107,694
  FHLMC                                                8.000%          06/01/2026           163,931            170,953
  FHLMC                                                8.000%          09/01/2027             6,342              6,645
  FHLMC                                                6.000%          01/01/2029           834,196            806,741
  FHLMC                                                6.000%          02/01/2029           219,027            211,818
  FHLMC                                                6.000%          03/01/2029         1,554,340          1,503,184
  FHLMC                                                6.500%          04/01/2029         2,524,527          2,496,041
  FHLMC                                                6.500%          05/01/2029           474,076            468,292
  FHLMC                                                6.500%          07/01/2029         1,128,597          1,114,796
  FHLMC                                                6.500%          08/01/2029           998,766            986,580
  FHLMC                                                6.500%          09/01/2029         1,175,645          1,161,301
  FHLMC                                                6.500%          01/01/2030           634,046            626,310
  FHLMC                                                6.500%          02/01/2030           230,283            227,473
  FHLMC                                                6.500%          04/01/2030           445,156            439,064
  FHLMC                                                7.500%          10/01/2030            46,833             47,812
  FHLMC                                                7.000%          12/01/2030            64,362             64,785
  FHLMC                                                7.000%          02/01/2031           252,130            253,788
  FHLMC                                                6.500%          03/01/2031           469,647            462,873
  FHLMC                                                6.000%          04/01/2031           258,797            248,808
  FHLMC                                                6.000%          05/01/2031           365,100            351,342
  FHLMC                                                6.500%          05/01/2031         2,527,991          2,491,523

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 35

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                7.000%          06/01/2031       $ 4,183,707       $  4,208,801
  FHLMC                                                6.000%          06/01/2031           376,057            361,542
  FHLMC                                                6.500%          06/01/2031         1,771,959          1,746,398
                                                                                                          ------------
                                                                                                            45,347,433
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (33.5%)
  FNMA                                                 8.000%          10/01/2009           152,542            159,128
  FNMA                                                 7.000%          05/01/2011         1,587,140          1,630,369
  FNMA                                                 8.000%          06/01/2012           757,031            783,414
  FNMA                                                 6.500%          05/01/2013            16,978             17,128
  FNMA                                                 6.000%          05/01/2013           545,102            541,557
  FNMA                                                 6.000%          07/01/2013            57,142             56,770
  FNMA                                                 6.000%          08/01/2013           364,506            362,136
  FNMA                                                 5.500%          10/01/2013         2,376,871          2,315,176
  FNMA                                                 6.500%          10/01/2013         1,144,776          1,156,682
  FNMA                                                 6.000%          11/01/2013           338,092            335,894
  FNMA                                                 8.000%          11/01/2013           517,300            535,098
  FNMA                                                 5.500%          12/01/2013         5,096,312          4,964,032
  FNMA                                                 6.000%          12/01/2013           671,946            668,939
  FNMA                                                 6.000%          01/01/2014           415,580            412,829
  FNMA                                                 6.000%          02/01/2014           482,222            478,286
  FNMA                                                 5.500%          02/01/2014           215,218            209,291
  FNMA                                                 6.000%          03/01/2014           173,797            172,459
  FNMA                                                 5.500%          03/01/2014           256,075            249,429
  FNMA                                                 6.000%          04/01/2014            84,137             83,428
  FNMA                                                 6.000%          05/01/2014           251,076            248,959
  FNMA                                                 6.000%          06/01/2014            83,551             82,895
  FNMA                                                 5.500%          07/01/2014           449,623            437,952
  FNMA                                                 6.000%          07/01/2014            30,363             30,107
  FNMA                                                 8.000%          08/01/2014           839,745            863,564
  FNMA                                                 6.000%          08/01/2014           954,966            946,917
  FNMA                                                 6.000%          11/01/2014           897,452            889,888
  FNMA                                                 5.500%          08/01/2015           677,131            659,555
  FNMA                                                 6.000%          09/01/2015         1,249,455          1,244,174
  FNMA                                                 6.500%          03/01/2016           158,302            158,838
  FNMA                                                 6.000%          04/01/2016           995,654            981,070
  FNMA                                                 5.500%          04/01/2016           194,634            188,012
  FNMA                                                 6.000%          05/01/2016           963,350            949,240
  FNMA                                                 6.500%          05/01/2016            39,090             39,206
  FNMA                                                 6.000%          06/01/2016         2,095,910          2,065,211
  FNMA                                                 6.500%          06/01/2016           372,174            373,436
  FNMA                                                 6.500%          07/01/2016           627,826            629,687
  FNMA                                                 6.000%          07/01/2016         1,143,082          1,126,339
  FNMA                                                 6.500%          05/01/2018         1,351,351          1,344,300
  FNMA                                                 6.000%          01/25/2022           502,886            498,576
  FNMA                                                 8.000%          05/01/2022            99,485            103,869
  FNMA                                                 7.500%          08/01/2023           180,214            185,894
  FNMA                                                 6.500%          11/01/2024           462,729            459,810
  FNMA(3)                                              7.000%          10/01/2025           474,246            479,347
  FNMA                                                 7.500%          02/01/2026           379,263            390,319
  FNMA                                                 7.000%          09/01/2026           296,113            299,298

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 36

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                 7.500%          09/01/2026       $   402,573       $    413,481
  FNMA                                                 7.000%          04/01/2027           478,445            482,115
  FNMA                                                 7.500%          05/01/2027           101,852            104,324
  FNMA                                                 6.000%          07/01/2027           458,631            444,696
  FNMA                                                 7.500%          11/01/2027           143,375            146,856
  FNMA                                                 7.500%          12/01/2027           824,714            844,732
  FNMA                                                 7.500%          01/01/2028            24,439             25,071
  FNMA                                                 7.500%          02/01/2028           212,760            218,962
  FNMA                                                 6.500%          04/01/2028           672,743            664,738
  FNMA                                                 6.500%          05/01/2028           203,949            201,522
  FNMA                                                 7.500%          06/01/2028           245,274            251,612
  FNMA                                                 8.500%          10/01/2028         1,148,126          1,220,363
  FNMA                                                 7.500%          10/01/2028            45,132             46,182
  FNMA                                                 6.000%          10/01/2028            38,490             37,188
  FNMA                                                 6.000%          12/01/2028            72,901             70,434
  FNMA                                                 6.000%          02/01/2029            64,383             62,204
  FNMA                                                 6.500%          02/01/2029           461,307            455,257
  FNMA                                                 6.500%          03/01/2029           590,505            583,478
  FNMA                                                 6.000%          04/01/2029           388,254            374,482
  FNMA                                                 6.000%          05/01/2029         1,263,532          1,218,715
  FNMA                                                 6.000%          06/01/2029         1,789,801          1,726,856
  FNMA                                                 6.000%          08/01/2029           648,854            625,840
  FNMA                                                 7.000%          08/01/2029           855,356            860,497
  FNMA                                                 8.000%          09/01/2029            47,322             48,956
  FNMA                                                 6.500%          09/01/2029            28,194             27,824
  FNMA                                                 6.500%          02/01/2030           505,781            498,340
  FNMA                                                 7.000%          02/01/2030           166,793            167,795
  FNMA                                                 7.500%          05/01/2030            50,498             51,554
  FNMA                                                 6.500%          02/01/2031           470,680            463,449
  FNMA                                                 6.000%          04/01/2031           576,705            553,904
  FNMA                                                 6.500%          04/01/2031           104,344            102,741
                                                                                                          ------------
                                                                                                            43,802,676

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $117,779,904)                                      119,263,291
                                                                                                          ------------

SHORT-TERM INVESTMENTS (2.9%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      3,850,000.00          3,850,000
  06/29/01 (Collateralized by $3,857,384 GNMA Series                                                      ------------
  2001-13 CD, 7.00%,12-20-28, market value $3,927,193)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,850,000)                                                    3,850,000
                                                                                                          ------------

TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $128,074,587)                                                   129,507,366

OTHER ASSETS LESS LIABILITIES (1.1%)                                                                         1,405,704
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $130,913,070
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 37

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL         DELIVERY          COUPON             MARKET
FORWARD COMMITMENTS                                    AMOUNT             DATE             RATE              VALUE
----------------------------------------------------------------------------------------------------------------------
  TBA PURCHASE COMMITMENTS AT JUNE 30, 2001
  (Cost payable $3,413,008)
  FNMA                                              $ 1,000,000        07/16/2001            7.000%       $  1,004,062
  FHLMC                                               1,000,000        07/16/2001            7.000%          1,005,000
  FHLMC                                               1,400,000        07/19/2001            6.000%          1,379,437
                                                                                                          ------------
                                                                                                          $  3,388,499
                                                                                                          ============
  TBA SALE COMMITMENTS AT JUNE 30, 2001
  (Proceeds receivable $1,566,988)
  FNMA                                              $   576,000        07/16/2001            6.000%       $    552,780
  FNMA                                                1,000,000        07/19/2001            6.500%          1,002,188
                                                                                                          ------------
                                                                                                          $  1,554,968
                                                                                                          ============


OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                        UNITS PER         CURRENT        APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS         CONTRACT           VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  MORTGAGE FUTURE (BUY)             07/10/2001              103             1,000      $ 10,345,063       $    (58,754)
  10 YEAR BOND FUTURE (SELL)        09/19/2001               82             1,000        (8,447,281)            49,381
  10 YEAR BOND FUTURE (SELL)        09/28/2001                9             1,000          (881,578)            16,136
  30 YEAR BOND FUTURE (BUY)         09/28/2001               13             1,000         1,304,063            (15,423)
  5 YEAR NOTE FUTURE (BUY)          09/28/2001               34             1,000         3,513,688            (17,505)
  EURODOLLAR FUTURE (BUY)           12/17/2001               25             2,500         5,988,125            (16,975)
                                                                                                          ------------
                                                                                                          $    (43,140)
                                                                                                          ============


(1)Interest Only security.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)Security has been segregated with the custodian to cover margin requirements for the open futures contracts at June 30, 2001.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 38

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (77.3%)

FEDERAL FARM CREDIT BANK (FFCB) (5.2%)
  FFCB DISCOUNT NOTE                                   3.820%          08/29/2001      $ 16,775,000       $ 16,670,543
  FFCB DISCOUNT NOTE                                   3.770%          09/14/2001        30,000,000         29,766,283
                                                                                                          ------------
                                                                                                            46,436,826
FEDERAL HOME LOAN BANK (FHLB) (16.1%)
  FHLB DISCOUNT NOTE                                   2.930%          07/05/2001        30,000,000         29,990,250
  FHLB DISCOUNT NOTE                                   4.780%          07/18/2001        13,210,000         13,180,233
  FHLB DISCOUNT NOTE                                   4.880%          08/17/2001        29,200,000         29,015,310
  FHLB DISCOUNT NOTE                                   3.670%          08/24/2001        30,000,000         29,835,700
  FHLB DISCOUNT NOTE                                   3.980%          09/05/2001        30,000,000         29,782,792
  FHLB DISCOUNT NOTE                                   3.890%          11/07/2001        11,766,000         11,604,309
                                                                                                          ------------
                                                                                                           143,408,594
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (28.9%)
  FHLMC DISCOUNT NOTE                                  4.790%          07/19/2001        10,000,000          9,976,101
  FHLMC DISCOUNT NOTE                                  3.780%          08/09/2001        30,000,000         29,877,767
  FHLMC DISCOUNT NOTE                                  4.300%          08/20/2001        30,000,000         29,821,864
  FHLMC DISCOUNT NOTE                                  3.480%          08/21/2001        25,000,000         24,877,430
  FHLMC DISCOUNT NOTE                                  3.770%          08/31/2001        30,000,000         29,809,750
  FHLMC DISCOUNT NOTE                                  3.530%          09/20/2001        35,000,000         34,724,278
  FHLMC DISCOUNT NOTE                                  4.060%          09/26/2001        30,000,000         29,708,317
  FHLMC DISCOUNT NOTE                                  3.680%          10/19/2001        35,000,000         34,611,082
  FHLMC DISCOUNT NOTE                                  3.680%          10/31/2001        35,000,000         34,569,442
                                                                                                          ------------
                                                                                                           257,976,031
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (25.4%)
  FNMA DISCOUNT NOTE                                   2.360%          07/03/2001        30,000,000         29,996,066
  FNMA DISCOUNT NOTE                                   4.690%          07/12/2001        25,000,000         24,964,236
  FNMA DISCOUNT NOTE                                   4.500%          07/26/2001        30,000,000         29,906,500
  FNMA DISCOUNT NOTE                                   4.750%          08/02/2001        25,000,000         24,894,944
  FNMA DISCOUNT NOTE                                   4.340%          08/06/2001        30,000,000         29,870,500
  FNMA DISCOUNT NOTE                                   4.620%          08/15/2001        30,000,000         29,827,667
  FNMA DISCOUNT NOTE                                   3.840%          10/11/2001        30,000,000         29,676,716
  FNMA DISCOUNT NOTE                                   3.830%          11/15/2001        27,571,000         27,174,682
                                                                                                          ------------
                                                                                                           226,311,311
FEDERAL AGRICULTURE MORTGAGE CORPORATION (FAMC) (1.7%)
  FAMC DISCOUNT NOTE                                   3.940%          07/02/2001        15,000,000         15,000,000
                                                                                                          ------------
                                                                                                            15,000,000

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $689,132,762)                                                     689,132,762
                                                                                                          ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 39

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (23.0%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $  3,780,184       $  3,780,184
  06/29/01 (Collateralized by $3,782,776 FHLMC Series
  2104 A, 6.25%, 09-15-26, market value $3,855,977)
  WELLS FARGO REPURCHASE AGREEMENT DATED               4.160%          07/02/2001       202,000,000        202,000,000
  06/29/01 (Collateralized by $80,000,000 FHLB Discount                                                   ------------
  Note,07-27-01, market value $78,200,000, $39,000,000
  FHLB Discount Note, 09-28-01, market value
  $37,878,750, $30,000,000 FHLB Discount Note,
  8-31-01, market value $29,212,500, $30,000,000
  FHLB Discount Note, 09-26-01, market value
  $29,137,500, $20,000,000 FHLB Discount Note,
  12-28-01, market value $19,250,000 and $8,556,000
  FHLB Discount Note, 09-14-01, market value $8,321,250)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $205,780,184)                                                205,780,184
                                                                                                          ------------


TOTAL INVESTMENTS (100.3%) (IDENTIFIED COST $894,912,946)                                                  894,912,946

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3 %)                                                              (2,830,079)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $892,082,867
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 40

                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.6%)

ACCESSOR FUNDS
   HIGH YIELD BOND                                                         14.4%             17,999       $    199,248
   INTERMEDIATE FIXED-INCOME                                               13.0              15,306            179,698
   SHORT-INTERMEDIATE FIXED-INCOME                                         30.0              34,445            416,095
   MORTGAGE SECURITIES                                                     10.0              10,982            138,262
   U.S. GOVERNMENT MONEY                                                   31.2             432,085            432,084
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,367,077)                                                      1,365,387
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (1.4%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $     20,003             20,003
  06/29/01 (Collateralized by $19,429 FHLMC Pool 185657,                                                  ------------
  8.75%, 05-01-08, market value $20,404)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $20,003)                                                          20,003
                                                                                                          ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $1,387,080)                                                      1,385,390

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                      (555)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $  1,384,835
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 41

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.6%)

ACCESSOR FUNDS
   GROWTH                                                                   9.0%             17,011       $    397,367
   VALUE                                                                    8.7              19,364            386,308
   SMALL TO MID CAP                                                         7.2              17,564            320,710
   INTERNATIONAL EQUITY                                                     5.0              17,629            223,884
   HIGH YIELD BOND                                                         15.0              59,923            663,345
   INTERMEDIATE FIXED-INCOME                                               10.5              39,467            463,339
   SHORT-INTERMEDIATE FIXED-INCOME                                         22.9              84,007          1,014,799
   MORTGAGE SECURITIES                                                      5.1              17,803            224,144
   U.S. GOVERNMENT MONEY                                                   16.2             720,345            720,345
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,479,186)                                                      4,414,241
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.4%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $     20,002             20,002
  06/29/01 (Collateralized by $20,172 FHLMC Pool B00035,                                                  ------------
  7.00%, 08-01-02, market value $20,403)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $20,002)                                                          20,002
                                                                                                          ------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $4,499,188)                                                      4,434,243

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                    (1,730)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $  4,432,513
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 42

                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)

ACCESSOR FUNDS
  GROWTH                                                                   14.9%             79,578       $  1,858,933
  VALUE                                                                    15.1              94,286          1,881,000
  SMALL TO MID CAP                                                         10.3              70,008          1,278,355
  INTERNATIONAL EQUITY                                                     10.0              97,489          1,238,107
  HIGH YIELD BOND                                                          14.7             164,837          1,824,741
  INTERMEDIATE FIXED-INCOME                                                 6.0              63,610            746,786
  SHORT-INTERMEDIATE FIXED-INCOME                                          14.1             144,781          1,748,955
  MORTGAGE SECURITIES                                                       4.9              47,949            603,673
  U.S. GOVERNMENT MONEY                                                     9.9           1,237,364          1,237,364
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,537,011)                                                    12,417,914
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $     20,013             20,013
  06/29/01 (Collateralized by $19,955 FNMA Series                                                         ------------
  1997-89 H, 6.50%, 12-20-22, market value $20,414)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $20,013)                                                          20,013
                                                                                                          ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $12,557,024)                                                    12,437,927

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                    (5,470)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 12,432,457
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 43

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)

ACCESSOR FUNDS
   GROWTH                                                                  17.3%             58,316       $  1,362,273
   VALUE                                                                   17.9              70,538          1,407,227
   SMALL TO MID CAP                                                        10.3              44,654            815,388
   INTERNATIONAL EQUITY                                                    14.7              91,077          1,156,681
   HIGH YIELD BOND                                                         15.8             112,057          1,240,472
   INTERMEDIATE FIXED-INCOME                                                5.9              39,931            468,795
   SHORT-INTERMEDIATE FIXED-INCOME                                         13.9              90,614          1,094,616
   U.S. GOVERNMENT MONEY                                                    4.0             312,896            312,896
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,727,467)                                                      7,858,348
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.3%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $     20,011             20,011
  06/29/01 (Collateralized by $19,932 FHLMC Pool                                                          ------------
  401400, 8.125%, 09-01-17, market value $20,412)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $20,011)                                                          20,011
                                                                                                          ------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $7,747,478)                                                      7,878,359

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                                   (8,616)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $  7,869,743
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 44

                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)

ACCESSOR FUNDS
   GROWTH                                                                  23.6%            173,987       $  4,064,344
   VALUE                                                                   23.9             206,160          4,112,894
   SMALL TO MID CAP                                                        12.0             113,608          2,074,485
   INTERNATIONAL EQUITY                                                    19.6             265,912          3,377,079
   HIGH YIELD BOND                                                         12.8             198,993          2,202,852
   SHORT-INTERMEDIATE FIXED-INCOME                                          7.0             100,029          1,208,348
   U.S. GOVERNMENT MONEY                                                    1.0             170,812            170,811
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,379,048)                                                    17,210,813
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $     20,014             20,014
  06/29/01 (Collateralized by $19,418 FHLMC Pool 786446,                                                  ------------
  7.74%, 05-01-27, market value $20,415)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $20,014)                                                          20,014
                                                                                                          ------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $17,399,062)                                                    17,230,827

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                    (4,719)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 17,226,108
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 45

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                            ALLOCATION         SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)

ACCESSOR FUNDS
  GROWTH                                                                   29.3%            151,454       $  3,537,965
  VALUE                                                                    29.6             179,338          3,577,800
  SMALL TO MID CAP                                                         15.9             105,151          1,920,064
  INTERNATIONAL EQUITY                                                     24.1             228,979          2,908,035
  U.S. GOVERNMENT MONEY                                                     1.0             119,428            119,429
                                                                                                          ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,279,236)                                                    12,063,293
                                                                                                          ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT DATED               3.990%          07/02/2001      $     20,012             20,012
  06/29/01 (Collateralized by $20,406 FNMA,                                                               ------------
  6.61%, 06-27-11, market value $20,413)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $20,012)                                                          20,012
                                                                                                          ------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $12,299,248)                                                    12,083,305

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                                    (3,585)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 12,079,720
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 46

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------
                                                                                      SMALL TO
                                                    GROWTH            VALUE            MID CAP
-------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (NOTE 2)                 $ 211,491,435     $ 149,408,218    $ 231,381,516
 REPURCHASE AGREEMENTS, AT COST                       289,082         4,211,941               --
                                            -----------------------------------------------------
 TOTAL INVESTMENTS *                              211,780,517       153,620,159      231,381,516
 RECEIVABLE FOR INVESTMENTS SOLD                    1,126,090           357,872        5,090,729
 RECEIVABLE FOR CAPITAL SHARES SOLD                   141,901            20,491          171,977
 DIVIDENDS AND INTEREST RECEIVABLE                     94,993           154,370          204,412
 RECEIVABLES FOR FUTURES CONTRACT SETTLEMENT               --            10,125               --
 PREPAID EXPENSES                                      12,070            11,093           56,736
                                            -----------------------------------------------------
 TOTAL ASSETS                                     213,155,571       154,174,110      236,905,370
                                            -----------------------------------------------------

LIABILITIES:
 CASH OVERDRAFT                                            --                --        3,471,944
 PAYABLE FOR INVESTMENTS PURCHASED                     54,510                --               --
 PAYABLE FOR CAPITAL SHARES REPURCHASED               314,161           232,324          552,968
 PAYABLE DUE TO ACCESSOR CAPITAL (NOTE 3)             109,510            79,603          148,226
 MONEY MANAGERS FEE PAYABLE (NOTE 3)                  110,506            85,502          102,799
 ACCRUED EXPENSES AND OTHER LIABILITIES               100,210            36,483          104,960
                                            -----------------------------------------------------
 TOTAL LIABILITIES                                    688,897           433,912        4,380,897
                                            -----------------------------------------------------
 NET ASSETS                                     $ 212,466,674     $ 153,740,198    $ 232,524,473
=================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                $ 223,441,050     $ 150,365,091    $ 285,912,098
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                            19,133,288           542,144       (2,385,995)
 ACCUMULATED NET INVESTMENT LOSS                     (273,139)               --          (80,029)
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS            (29,834,525)        2,832,963      (50,921,601)
                                            -----------------------------------------------------
 NET ASSETS                                     $ 212,466,674     $ 153,740,198    $ 232,524,473
=================================================================================================

NET ASSETS:
 ADVISOR CLASS                                  $ 184,509,918     $ 134,476,350    $ 203,051,699
 INVESTOR CLASS                                    27,956,756        19,263,848       29,472,774
                                            -----------------------------------------------------
 TOTAL                                          $ 212,466,674     $ 153,740,198    $ 232,524,473
=================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                      7,898,585         6,740,210       11,117,821
 INVESTOR CLASS                                     1,215,965           965,617        1,642,247
                                            -----------------------------------------------------
 TOTAL                                              9,114,550         7,705,827       12,760,068
=================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                  $       23.36     $       19.95    $       18.26
=================================================================================================
 INVESTOR CLASS                                 $       22.99     $       19.95    $       17.95
=================================================================================================

* INVESTMENTS, AT COST                          $ 192,647,229     $ 152,989,567    $ 233,767,511

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 47

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------
                                               INTERNATIONAL       HIGH YIELD       INTERMEDIATE
                                                  EQUITY              BOND          FIXED-INCOME
-------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (NOTE 2)                $ 136,463,243     $  31,129,914     $  56,154,726
 REPURCHASE AGREEMENTS, AT COST                    3,167,491           857,158         3,469,083
                                            -----------------------------------------------------
 TOTAL INVESTMENTS*                              139,630,734        31,987,072        59,623,809
 CASH                                                     --                --                --
 FOREIGN CURRENCY, AT VALUE                          322,236                --                --
 RECEIVABLE FOR INVESTMENTS SOLD                   3,417,741                --                --
 RECEIVABLE FOR CAPITAL SHARES SOLD                  934,879                --            12,477
 DIVIDENDS AND INTEREST RECEIVABLE                   272,359           680,023           957,285
 PREPAID EXPENSES                                     20,754            18,727             3,125
 OPEN FORWARD CURRENCY CONTRACTS                      98,266                --                --
 TBA PURCHASE COMMITMENTS, AT VALUE                       --                --                --
                                            -----------------------------------------------------
 TOTAL ASSETS                                    144,696,969        32,685,822        60,596,696
                                            -----------------------------------------------------

LIABILITIES:
 DISTRIBUTIONS PAYABLE                                    --                --                --
 PAYABLE FOR INVESTMENTS PURCHASED                 3,002,257           498,750                --
 PAYABLE FOR CAPITAL SHARES REPURCHASED              243,787             5,750            93,191
 PAYABLE DUE TO ACCESSOR CAPITAL (NOTE 3)             81,448            13,430            24,131
 MONEY MANAGERS FEE PAYABLE (NOTE 3)                 165,419            11,932             2,948
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                  --                --                --
 OPEN FORWARD CURRENCY CONTRACTS                      24,227
 TBA SALE COMMITMENTS, AT VALUE                           --                --                --
 ACCRUED EXPENSES AND OTHER LIABILITIES               95,352            20,077            26,739
                                            -----------------------------------------------------
 TOTAL LIABILITIES                                 3,612,490           549,939           147,009
                                            -----------------------------------------------------
 NET ASSETS                                    $ 141,084,479     $  32,135,883     $  60,449,687
=================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                               $ 170,655,155     $  34,258,953     $  62,811,242
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES,
  AND FUTURES CONTRACTS                          (10,541,850)       (1,177,252)              724
 UNDISTRIBUTED NET INVESTMENT INCOME                 475,614            65,681            14,149
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                (19,504,440)       (1,011,499)       (2,376,428)
                                            -----------------------------------------------------
 NET ASSETS                                    $ 141,084,479     $  32,135,883     $  60,449,687
=================================================================================================

NET ASSETS:
 ADVISOR CLASS                                 $ 117,741,023     $  22,094,234     $  51,524,321
 INVESTOR CLASS                                   23,343,456        10,041,649         8,925,366
                                            -----------------------------------------------------
 TOTAL                                         $ 141,084,479     $  32,135,883     $  60,449,687
=================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                     9,268,365         1,995,095         4,388,298
 INVESTOR CLASS                                    1,869,072           906,823           760,231
                                            -----------------------------------------------------
 TOTAL                                            11,137,437         2,901,918         5,148,529
=================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                 $       12.70     $       11.07     $       11.74
=================================================================================================
 INVESTOR CLASS                                $       12.49     $       11.07     $       11.74
=================================================================================================

* INVESTMENTS, AT COST                         $ 150,212,109     $  33,164,324     $  59,623,085

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 48

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------------------------
                                             SHORT-INTERMEDIATE      MORTGAGE      U.S. GOVERNMENT
                                                FIXED-INCOME        SECURITIES          MONEY
--------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (NOTE 2)                 $  48,623,739     $ 125,657,366     $ 689,132,762
 REPURCHASE AGREEMENTS, AT COST                     3,414,327         3,850,000       205,780,184
                                            ------------------------------------------------------
 TOTAL INVESTMENTS *                               52,038,066       129,507,366       894,912,946
 CASH                                                      --            17,436                --
 FOREIGN CURRENCY, AT VALUE                                --                --                --
 RECEIVABLE FOR INVESTMENTS SOLD                           --         8,934,423                --
 RECEIVABLE FOR CAPITAL SHARES SOLD                     2,023            59,730            91,038
 DIVIDENDS AND INTEREST RECEIVABLE                    679,145           757,024            71,284
 PREPAID EXPENSES                                       6,252             7,339            62,261
 OPEN FORWARD CURRENCY CONTRACTS                           --                --                --
 TBA PURCHASE COMMITMENTS, AT VALUE                        --         3,388,499                --
                                            ------------------------------------------------------
 TOTAL ASSETS                                      52,725,486       142,671,817       895,137,529
                                            ------------------------------------------------------

LIABILITIES:
 DISTRIBUTIONS PAYABLE                                     --                --         2,691,965
 PAYABLE FOR INVESTMENTS PURCHASED                         --         9,833,694                --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                71,397           143,410            20,625
 PAYABLE DUE TO ACCESSOR CAPITAL (NOTE 3)              21,997            54,943           263,035
 MONEY MANAGERS FEE PAYABLE (NOTE 3)                    4,643            75,553                --
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                   --            32,688                --
 TBA SALE COMMITMENTS, AT VALUE                            --         1,554,968                --
 ACCRUED EXPENSES AND OTHER LIABILITIES                23,285            63,491            79,037
                                            ------------------------------------------------------
 TOTAL LIABILITIES                                    121,322        11,758,747         3,054,662
                                            ------------------------------------------------------
 NET ASSETS                                     $  52,604,164     $ 130,913,070     $ 892,082,867
==================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                $  53,022,917     $ 129,562,730     $ 892,085,241
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES, PAYABLES, AND
  FUTURES CONTRACTS                                   530,297         1,377,149                --
 UNDISTRIBUTED NET INVESTMENT INCOME                    5,906            19,452                --
 ACCUMULATED NET REALIZED GAIN (LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS, OPTIONS,
  AND FOREIGN CURRENCIES                             (954,956)          (46,261)           (2,374)
                                            ------------------------------------------------------
 NET ASSETS                                     $  52,604,164     $ 130,913,070     $ 892,082,867
==================================================================================================

NET ASSETS:
 ADVISOR CLASS                                  $  44,770,281     $ 113,100,550     $ 883,314,108
 INVESTOR CLASS                                     7,833,883        17,812,520         8,768,759
                                            ------------------------------------------------------
 TOTAL                                          $  52,604,164     $ 130,913,070     $ 892,082,867
==================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                      3,705,057         8,981,144       883,317,545
 INVESTOR CLASS                                       648,365         1,414,588         8,768,580
                                            ------------------------------------------------------
 TOTAL                                              4,353,422        10,395,732       892,086,125
==================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                  $       12.08     $       12.59     $        1.00
==================================================================================================
 INVESTOR CLASS                                 $       12.08     $       12.59     $        1.00
==================================================================================================

* INVESTMENTS, AT COST                          $  51,507,768     $ 128,074,587     $ 894,912,946

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 49

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                ACCESSOR INCOME      ACCESSOR INCOME &   ACCESSOR BALANCED
                                                   ALLOCATION        GROWTH ALLOCATION      ALLOCATION
----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (NOTE 2)                   $   1,365,387        $   4,414,241        $  12,417,914
 REPURCHASE AGREEMENTS, AT COST                          20,003               20,002               20,013
                                              ------------------------------------------------------------
 TOTAL INVESTMENTS *                                  1,385,390            4,434,243           12,437,927
 DIVIDENDS AND INTEREST RECEIVABLE                           52                   82                  136
                                              ------------------------------------------------------------
 TOTAL ASSETS                                         1,385,442            4,434,325           12,438,063
                                              ------------------------------------------------------------

LIABILITIES:
 PAYABLE FOR CAPITAL SHARES REPURCHASED                     101                  197                2,392
 PAYABLE DUE TO ACCESSOR CAPITAL (NOTE 3)                   117                  379                1,053
 ACCRUED EXPENSES AND OTHER LIABILITIES                     389                1,236                2,161
                                              ------------------------------------------------------------
 TOTAL LIABILITIES                                          607                1,812                5,606
                                              ------------------------------------------------------------
 NET ASSETS                                       $   1,384,835        $   4,432,513        $  12,432,457
==========================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                  $   1,385,377        $   4,482,716        $  12,489,580
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES AND PAYABLES               (1,689)             (64,945)            (119,097)
 ACCUMULATED NET INVESTMENT LOSS                             --                   --                   --
 UNDISTRIBUTED NET INVESTMENT INCOME                         81                  110                  154
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                                          1,066               14,632               61,820
                                              ------------------------------------------------------------
 NET ASSETS                                       $   1,384,835        $   4,432,513        $  12,432,457
==========================================================================================================

NET ASSETS:
 ADVISOR CLASS                                    $     538,533        $   1,606,401        $   7,236,821
 INVESTOR CLASS                                         846,302            2,826,112            5,195,636
                                              ------------------------------------------------------------
 TOTAL                                            $   1,384,835        $   4,432,513        $  12,432,457
==========================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                           35,634              108,999              500,488
 INVESTOR CLASS                                          56,002              191,772              359,347
                                              ------------------------------------------------------------
 TOTAL                                                   91,636              300,771              859,835
==========================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                    $       15.11        $       14.74        $       14.46
==========================================================================================================
 INVESTOR CLASS                                   $       15.11        $       14.74        $       14.46
==========================================================================================================

* INVESTMENTS, AT COST                            $   1,387,080        $   4,499,188        $  12,557,024

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 50

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                ACCESSOR GROWTH &    ACCESSOR GROWTH   ACCESSOR AGGRESSIVE
                                                INCOME ALLOCATION       ALLOCATION      GROWTH ALLOCATION
----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (NOTE 2)                   $   7,858,348       $  17,210,813        $  12,063,293
 REPURCHASE AGREEMENTS, AT COST                          20,011              20,014               20,012
                                              -----------------------------------------------------------
 TOTAL INVESTMENTS *                                  7,878,359          17,230,827           12,083,305
 DIVIDENDS AND INTEREST RECEIVABLE                           39                  25                   18
                                              -----------------------------------------------------------
 TOTAL ASSETS                                         7,878,398          17,230,852           12,083,323
                                              -----------------------------------------------------------

LIABILITIES:
 PAYABLE FOR CAPITAL SHARES REPURCHASED                   6,934                 585                  451
 PAYABLE DUE TO ACCESSOR CAPITAL (NOTE 3)                   657               1,459                1,049
 ACCRUED EXPENSES AND OTHER LIABILITIES                   1,064               2,700                2,103
                                              -----------------------------------------------------------
 TOTAL LIABILITIES                                        8,655               4,744                3,603
                                              -----------------------------------------------------------
 NET ASSETS                                       $   7,869,743       $  17,226,108        $  12,079,720
=========================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                      7,695,631          17,295,343           12,196,023
 NET UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS, RECEIVABLES AND PAYABLES              130,881            (168,234)            (215,944)
 ACCUMULATED NET INVESTMENT LOSS                             --                  --               (4,216)
 UNDISTRIBUTED NET INVESTMENT INCOME                         20                  --                   --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                                         43,211              98,999              103,857
                                              -----------------------------------------------------------
 NET ASSETS                                       $   7,869,743       $  17,226,108        $  12,079,720
=========================================================================================================

NET ASSETS:
 ADVISOR CLASS                                    $   6,710,593       $  11,496,809        $   7,033,899
 INVESTOR CLASS                                       1,159,150           5,729,299            5,045,821
                                              -----------------------------------------------------------
 TOTAL                                            $   7,869,743       $  17,226,108        $  12,079,720
=========================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                          466,884             824,732              514,761
 INVESTOR CLASS                                          80,652             411,022              370,244
                                              -----------------------------------------------------------
 TOTAL                                                  547,536           1,235,754              885,005
=========================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                    $       14.37       $       13.94        $       13.66
=========================================================================================================
 INVESTOR CLASS                                   $       14.37       $       13.94        $       13.63
=========================================================================================================

* INVESTMENTS, AT COST                            $   7,747,478       $  17,399,062        $  12,299,248

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 51

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                                                               SMALL TO
                                                         GROWTH              VALUE              MID CAP
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $8,655 FOR VALUE FUND AND $959
  FOR SMALL TO MID CAP FUND)                         $    795,316        $  1,307,022        $  1,178,302
 INTEREST                                                  39,944              80,249             104,742
 COMMISSION RECAPTURE                                       8,540              16,750                  --
                                                 ----------------------------------------------------------
 TOTAL INVESTMENT INCOME                                  843,800           1,404,021           1,283,044
                                                 ----------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (NOTE 3)                                 526,581             376,491             751,122
 MONEY MANAGERS FEES (NOTE 3)                             234,038             163,001             217,178
 TRANSFER AGENT & ADMINISTRATION FEES (NOTE 3)            167,404             118,760             178,749
 FUND ACCOUNTING FEES                                      30,306              24,448              34,525
 LEGAL FEES                                                25,641              12,789              32,208
 AUDIT FEES                                                17,560               8,534              20,542
 CUSTODIAN FEES                                             6,429               6,369              22,076
 REGISTRATION FEES                                         21,054              12,108              10,802
 DIRECTORS FEES                                             3,240               1,492               4,004
 PRINTING/POSTAGE EXPENSE                                   5,005               2,493               7,462
 OTHER                                                     10,699               4,598              14,427

 INVESTOR CLASS ONLY (NOTE 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                  34,491              25,834              34,989
 ADMINISTRATIVE SERVICES FEES                              34,491              25,834              34,989
                                                 ----------------------------------------------------------
 NET EXPENSES                                           1,116,939             782,751           1,363,073
                                                 ----------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                            (273,139)            621,270             (80,029)
                                                 ----------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                          (3,103,173)          4,459,212         (28,936,650)
  FUTURES                                                      --            (370,248)                 --
  FOREIGN EXCHANGE                                             --                  --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                       (30,958,286)         (3,794,952)          2,062,687
 CHANGE IN UNREALIZED APPRECIATION
  OF FOREIGN CURRENCY                                          --                  --                  --
                                                 ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (34,061,459)            294,012         (26,873,963)
                                                 ----------------------------------------------------------
NET INCREASE (DECREASE) RESULTING
  FROM OPERATIONS                                    $(34,334,598)       $    915,282        $(26,953,992)
===========================================================================================================

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 52

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL         HIGH YIELD        INTERMEDIATE
                                                         EQUITY              BOND(1)         FIXED-INCOME
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $154,484 FOR INTERNATIONAL
  EQUITY FUND)                                      $   1,583,881       $      28,853       $          --
 INTEREST                                                 104,830           1,497,853           2,032,179
 COMMISSION RECAPTURE                                      40,400                  --                 443
                                                -----------------------------------------------------------
 TOTAL INVESTMENT INCOME                                1,729,111           1,526,706           2,032,622
                                                -----------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (NOTE 3)                                 436,217              52,095             111,095
 MONEY MANAGERS FEES (NOTE 3)                             438,039              21,706               6,171
 TRANSFER AGENT & ADMINISTRATION FEES (NOTE 3)            112,957              19,722              42,847
 FUND ACCOUNTING FEES                                      37,243              19,097              21,463
 LEGAL FEES                                                17,012               1,612               4,795
 AUDIT FEES                                                11,480               1,138               3,500
 CUSTODIAN FEES                                           109,200               1,272               1,272
 REGISTRATION FEES                                         15,633               4,331              10,602
 DIRECTORS FEES                                             4,756                 124                 582
 PRINTING/POSTAGE EXPENSE                                   2,457                 246                 956
 OTHER                                                      7,901                 349               1,947

 INVESTOR CLASS ONLY (NOTE 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                  30,301              12,546              11,014
 ADMINISTRATIVE SERVICES FEES                              30,301              12,546              11,014
                                                -----------------------------------------------------------
 NET EXPENSES                                           1,253,497             146,784             227,258
                                                -----------------------------------------------------------
 NET INVESTMENT INCOME                                    475,614           1,379,922           1,805,364
                                                -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                         (13,325,708)           (970,161)           (131,849)
  FUTURES                                                      --                  --                  --
  FOREIGN EXCHANGE                                     (1,215,616)                 --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                       (13,268,272)            596,706             590,921
 CHANGE IN UNREALIZED APPRECIATION
  OF FOREIGN CURRENCY                                      35,932                  --                  --
                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)              (27,773,664)           (373,455)            459,072
                                                -----------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING
  FROM OPERATIONS                                   $ (27,298,050)      $   1,006,467       $   2,264,436
===========================================================================================================

(1)High Yield Bond Fund shares commenced operations on May 1, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 53

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                  SHORT-INTERMEDIATE       MORTGAGE        U.S. GOVERNMENT
                                                     FIXED-INCOME         SECURITIES             MONEY
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                          $          --       $          --       $          --
 INTEREST                                               1,720,158           4,336,963          17,932,324
 COMMISSION RECAPTURE                                         419                  --                  --
                                                -----------------------------------------------------------
 TOTAL INVESTMENT INCOME                                1,720,577           4,336,963          17,932,324
                                                -----------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (NOTE 3)                                  97,278             239,063             864,627
 MONEY MANAGERS FEES (NOTE 3)                               5,519             152,736                  --
 TRANSFER AGENT & ADMINISTRATION FEES (NOTE 3)             37,221              90,195             453,523
 FUND ACCOUNTING FEES                                      21,190              44,202              53,731
 LEGAL FEES                                                 4,099              10,528              32,106
 AUDIT FEES                                                 3,248               5,873              28,406
 CUSTODIAN FEES                                             1,176              27,595              11,645
 REGISTRATION FEES                                         11,174               8,875              36,990
 DIRECTORS FEES                                               500               1,247               3,549
 PRINTING/POSTAGE EXPENSE                                   1,001               2,002               5,005
 OTHER                                                      1,912               4,520              11,537

 INVESTOR CLASS ONLY (NOTE 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                   9,857              21,989              10,615
 ADMINISTRATIVE SERVICES FEES                               9,857              21,989              10,608
                                                -----------------------------------------------------------
 NET EXPENSES                                             204,032             630,814           1,522,342
                                                -----------------------------------------------------------
 NET INVESTMENT INCOME                                  1,516,545           3,706,149          16,409,982
                                                -----------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                            (288,351)          2,248,654                  --
  FUTURES                                                      --              18,297                  --
  OPTIONS                                                      --              61,101                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                           829,862          (1,501,997)                 --
                                                -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                  541,511             826,055                  --
                                                -----------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS             $   2,058,056       $   4,532,204       $  16,409,982
===========================================================================================================

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 54

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                    ACCESSOR INCOME       ACCESSOR INCOME &     ACCESSOR BALANCED
                                                     ALLOCATION(1)      GROWTH ALLOCATION(1)      ALLOCATION(1)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                            $      32,804         $      82,679         $     164,302
 INTEREST                                                       302                   482                   913
 COMMISSION RECAPTURE                                            --                    --                    --
                                                  ---------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                     33,106                83,161               165,215
                                                  ---------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (NOTE 3)                                       547                 1,783                 4,413
 MONEY MANAGERS FEES (NOTE 3)                                    --                    --                    --
 TRANSFER AGENT & ADMINISTRATION FEES (NOTE 3)                   --                    --                    --
 FUND ACCOUNTING FEES                                        10,082                10,082                10,082
 LEGAL FEES                                                      68                   225                   528
 AUDIT FEES                                                       3                    11                    29
 CUSTODIAN FEES                                                 253                   464                   775
 REGISTRATION FEES                                            4,762                 5,562                 6,880
 DIRECTORS FEES                                                   7                    22                    54
 PRINTING/POSTAGE EXPENSE                                         6                    18                    42
 OTHER                                                            1                     2                     6

 INVESTOR CLASS ONLY (NOTE 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                       767                 3,345                 6,382
 ADMINISTRATIVE SERVICES FEES                                   767                 3,345                 6,382
                                                  ---------------------------------------------------------------
 GROSS EXPENSES                                              17,263                24,859                35,573
 LESS EXPENSES PAID DIRECTLY BY THE
   ADVISOR (NOTE 3)                                         (15,182)              (16,386)              (18,396)
                                                  ---------------------------------------------------------------
 NET EXPENSES                                                 2,081                 8,473                17,177
                                                  ---------------------------------------------------------------
 NET INVESTMENT INCOME                                       31,025                74,688               148,038
                                                  ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                                 1,066                14,632                61,820
  FUTURES                                                        --                    --                    --
  OPTIONS                                                        --                    --                    --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                              (2,010)              (65,208)             (119,020)
                                                  ---------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                       (944)              (50,576)              (57,200)
                                                  ---------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS               $      30,081         $      24,112         $      90,838
=================================================================================================================

(1)Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 55

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                     ACCESSOR GROWTH &     ACCESSOR GROWTH    ACCESSOR AGGRESSIVE
                                                   INCOME ALLOCATION(1)     ALLOCATION(1)     GROWTH ALLOCATION(1)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                            $      76,924         $     131,621         $      17,414
 INTEREST                                                       695                   874                   706
                                                  ----------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                     77,619               132,495                18,120
                                                  ----------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (NOTE 3)                                     2,130                 6,465                 5,366
 MONEY MANAGERS FEES (NOTE 3)                                    --                    --                    --
 TRANSFER AGENT & ADMINISTRATION FEES (NOTE 3)                   --                    --                    --
 FUND ACCOUNTING FEES                                        10,082                10,082                10,082
 LEGAL FEES                                                     227                   787                   680
 AUDIT FEES                                                      18                    43                    35
 CUSTODIAN FEES                                               1,126                   912                   778
 REGISTRATION FEES                                            4,635                 8,093                 7,911
 DIRECTORS FEES                                                  23                    81                    70
 PRINTING/POSTAGE EXPENSE                                        16                    63                    55
 OTHER                                                            3                     9                     7

 INVESTOR CLASS ONLY (NOTE 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                       764                 8,855                 8,485
 ADMINISTRATIVE SERVICES FEES                                   764                 8,855                 8,485
                                                  ----------------------------------------------------------------
 GROSS EXPENSES                                              19,788                44,245                41,954
 LESS EXPENSES PAID DIRECTLY BY THE
  ADVISOR (NOTE 3)                                          (16,130)              (20,070)              (19,618)
                                                  ----------------------------------------------------------------
 NET EXPENSES                                                 3,658                24,175                22,336
                                                  ----------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                73,961               108,320                (4,216)
                                                  ----------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                                43,211                98,999               103,857
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                             130,822              (168,613)             (213,611)
                                                  ----------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                    174,033               (69,614)             (109,754)
                                                  ----------------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING
  FROM OPERATIONS                                     $     247,994         $      38,706         $    (113,970)
==================================================================================================================

(1)Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 56

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                            GROWTH                                 VALUE
                                          -------------------------------------------------------------------------------
                                               PERIOD ENDED         YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                               JUNE 30, 2001      DEC. 31, 2000       JUNE 30, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                 $    (273,139)      $  (1,280,600)      $     621,270       $   2,067,759
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES                                   (3,103,173)        (26,339,944)          4,088,964           5,472,891
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                 (30,958,286)        (62,376,930)         (3,794,952)         (3,101,838)
                                          -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS        (34,334,598)        (89,997,474)            915,282           4,438,812

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                          --                  --            (593,185)         (1,851,502)
  INVESTOR CLASS                                         --                  --             (30,611)           (215,030)
                                          -------------------------------------------------------------------------------
                                                         --                  --            (623,796)         (2,066,532)
 FROM NET REALIZED GAIN ON INVESTMENTS
 AND FUTURES
  ADVISOR CLASS                                          --            (231,727)         (4,429,347)         (2,250,940)
  INVESTOR CLASS                                         --             (35,290)           (629,864)           (426,405)
                                          -------------------------------------------------------------------------------
                                                         --            (267,017)         (5,059,211)         (2,677,345)
                                          -------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                         --            (267,017)         (5,683,007)         (4,743,877)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                     36,747,605         136,126,007          27,420,000          55,371,744
 REINVESTMENT OF DISTRIBUTIONS                           --             178,472           3,316,980           2,240,831
 COST OF REDEMPTIONS                            (66,388,008)       (153,667,650)        (47,123,954)        (57,861,793)
                                          -------------------------------------------------------------------------------
 NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS                                  (29,640,403)        (17,363,171)        (16,386,974)           (249,218)
                                          -------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                   (63,975,001)       (107,627,662)        (21,154,699)           (554,283)

NET ASSETS:
 BEGINNING OF PERIOD                            276,441,675         384,069,337         174,894,897         175,449,180
                                          -------------------------------------------------------------------------------
 END OF PERIOD                                $ 212,466,674       $ 276,441,675       $ 153,740,198       $ 174,894,897
=========================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME          $          --       $          --       $          --       $       1,227

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 57

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                     SMALL TO MID CAP                     INTERNATIONAL EQUITY
                                       --------------------------------------------------------------------------------
                                             PERIOD ENDED        YEAR ENDED         PERIOD ENDED         YEAR ENDED
                                             JUNE 30, 2001      DEC. 31, 2000       JUNE 30, 2001       DEC. 31, 2000
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)               $     (80,029)      $  (2,046,022)      $     475,614       $    (187,613)
 NET REALIZED LOSS ON INVESTMENTS AND
  AND FOREIGN CURRENCY                        (28,936,650)        (14,027,054)        (14,541,324)         (5,153,923)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                 2,062,687         (70,882,056)        (13,232,340)        (63,756,246)
                                       --------------------------------------------------------------------------------
 NET DECREASE FROM OPERATIONS                 (26,953,992)        (86,955,132)        (27,298,050)        (69,097,782)

DISTRIBUTIONS:
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                        --         (38,670,625)                 --         (16,259,266)
  INVESTOR CLASS                                       --          (3,517,691)                 --          (2,479,343)
                                       --------------------------------------------------------------------------------
                                                       --         (42,188,316)                 --         (18,738,609)
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                        --          (7,294,362)                 --            (220,810)
  INVESTOR CLASS                                       --            (663,535)                 --             (33,671)
                                       --------------------------------------------------------------------------------
                                                       --          (7,957,897)                 --            (254,481)
                                       --------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       --         (50,146,213)                 --         (18,993,090)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                   81,455,490         352,902,649         135,249,327         333,937,894
 REINVESTMENT OF DISTRIBUTIONS                         --          26,291,661                  --          10,538,694
 COST OF REDEMPTIONS                         (119,910,056)       (439,223,237)       (156,136,677)       (342,632,144)
                                       --------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS                         (38,454,566)        (60,028,927)        (20,887,350)          1,844,444
                                       --------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                 (65,408,558)       (197,130,272)        (48,185,400)        (86,246,428)

NET ASSETS:
 BEGINNING OF PERIOD                          297,933,031         495,063,303         189,269,879         275,516,307
                                       --------------------------------------------------------------------------------
 END OF PERIOD                              $ 232,524,473       $ 297,933,031       $ 141,084,479       $ 189,269,879
=====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $          --       $          --       $     475,614       $          --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 58

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                       HIGH YIELD BOND                    INTERMEDIATE FIXED-INCOME
                                          -------------------------------------------------------------------------------
                                              PERIOD ENDED         PERIOD ENDED       PERIOD ENDED         YEAR ENDED
                                              JUNE 30, 2001       DEC. 31, 2000*      JUNE 30, 2001       DEC. 31, 2000
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                        $   1,379,922       $   1,348,914       $   1,805,364       $   4,170,236
 NET REALIZED LOSS ON INVESTMENTS                  (970,161)            (41,338)           (131,849)         (1,104,618)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     596,706          (1,773,958)            590,921           3,085,167
                                          -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS          1,006,467            (466,382)          2,264,436           6,150,785

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                    (946,712)           (638,894)         (1,559,440)         (3,556,543)
  INVESTOR CLASS                                   (459,522)           (618,027)           (238,303)           (612,835)
                                          -------------------------------------------------------------------------------
                                                 (1,406,234)         (1,256,921)         (1,797,743)         (4,169,378)
                                          -------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                 (1,406,234)         (1,256,921)         (1,797,743)         (4,169,378)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                     10,428,509          28,362,076          11,881,584          22,056,154
 REINVESTMENT OF DISTRIBUTIONS                      172,022             182,969             452,381           1,006,978
 COST OF REDEMPTIONS                             (2,274,427)         (2,612,196)        (15,174,402)        (30,023,082)
                                          -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                              8,326,104          25,932,849          (2,840,437)         (6,959,950)
                                          -------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          7,926,337          24,209,546          (2,373,744)         (4,978,543)

NET ASSETS:
 BEGINNING OF PERIOD                             24,209,546                  --          62,823,431          67,801,974
                                          -------------------------------------------------------------------------------
 END OF PERIOD                                $  32,135,883       $  24,209,546       $  60,449,687       $  62,823,431
=========================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME          $      65,681       $      91,993       $      14,149       $         858

*Shares commenced operations on May 1, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 59

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                SHORT-INTERMEDIATE FIXED-INCOME              MORTGAGE SECURITIES
                                           -------------------------------------------------------------------------------
                                               PERIOD ENDED          YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                               JUNE 30, 2001       DEC. 31, 2000       JUNE 30, 2001       DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                         $   1,516,545       $   3,587,058       $   3,706,149       $   8,800,882
 NET REALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES AND OPTIONS                               (288,351)           (455,500)          2,328,052            (689,850)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      829,862           1,213,060          (1,501,997)          6,834,837
                                           -------------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS            2,058,056           4,344,618           4,532,204          14,945,869

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                   (1,304,774)         (3,083,093)         (3,237,803)         (7,512,667)
  INVESTOR CLASS                                    (205,865)           (503,921)           (448,894)         (1,287,980)
                                           -------------------------------------------------------------------------------
                                                  (1,510,639)         (3,587,014)         (3,686,697)         (8,800,647)
                                           -------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                  (1,510,639)         (3,587,014)         (3,686,697)         (8,800,647)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                       9,261,509          19,547,855          15,301,357          27,112,944
 REINVESTMENT OF DISTRIBUTIONS                       411,501             591,472             663,390           1,319,578
 COST OF REDEMPTIONS                             (20,849,304)        (18,302,604)        (28,060,173)        (46,523,442)
                                           -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
   SHARE TRANSACTIONS                            (11,176,294)          1,836,723         (12,095,426)        (18,090,920)
                                           -------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         (10,628,877)          2,594,327         (11,249,919)        (11,945,698)

NET ASSETS:
 BEGINNING OF PERIOD                              63,233,041          60,638,714         142,162,989         154,108,687
                                           -------------------------------------------------------------------------------
 END OF PERIOD                                 $  52,604,164       $  63,233,041       $ 130,913,070       $ 142,162,989
========================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME           $       5,906       $         194       $      19,452       $         235

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 60

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------
                                                       U.S. GOVERNMENT MONEY
                                           ------------------------------------------
                                                 PERIOD ENDED           YEAR ENDED
                                                 JUNE 30, 2001        DEC. 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                         $    16,409,982       $    26,363,990
 NET REALIZED GAIN (LOSS) ON INVESTMENTS,
   FUTURES AND OPTIONS                                      --                    --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                             --                    --
                                           -------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS             16,409,982            26,363,990

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                    (16,227,766)          (25,920,147)
  INVESTOR CLASS                                      (182,332)             (443,843)
                                           -------------------------------------------
                                                   (16,410,098)          (26,363,990)
                                           -------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                   (16,410,098)          (26,363,990)

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                       701,468,532         1,001,335,542
 REINVESTMENT OF DISTRIBUTIONS                         668,813             1,192,098
 COST OF REDEMPTIONS                              (370,055,414)         (831,179,674)
                                           -------------------------------------------
 NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS                               332,081,931           171,347,966
                                           -------------------------------------------
 TOTAL INCREASE IN NET ASSETS                      332,081,815           171,347,966

NET ASSETS:
 BEGINNING OF PERIOD                               560,001,052           388,653,086
                                           -------------------------------------------
 END OF PERIOD                                 $   892,082,867       $   560,001,052
======================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME           $            --       $            --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 61

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                               ACCESSOR                            ACCESSOR INCOME &
                                                           INCOME ALLOCATION                       GROWTH ALLOCATION
                                               -------------------------------------------------------------------------------
                                                   PERIOD ENDED        PERIOD ENDED       PERIOD ENDED         PERIOD ENDED
                                                   JUNE 30, 2001      DEC. 31, 2000*      JUNE 30, 2001       DEC. 31, 2000*
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                      $      31,025       $         (25)      $      74,688       $        (116)
 NET REALIZED GAIN ON INVESTMENTS                          1,066                  --              14,632                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)OF INVESTMENTS                            (2,010)                321             (65,208)                263
                                               -------------------------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                             30,081                 296              24,112                 147

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                          (14,404)                 --             (26,874)                 --
  INVESTOR CLASS                                         (16,540)                 --             (47,704)                 --
                                               -------------------------------------------------------------------------------
                                                         (30,944)                 --             (74,578)                 --
                                               -------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                         (30,944)                 --             (74,578)                 --

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                             566,016             854,265           2,078,348           2,594,812
 REINVESTMENT OF DISTRIBUTIONS                            30,944                  --              74,578                  --
 COST OF REDEMPTIONS                                     (65,823)                 --            (264,906)                 --
                                               -------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS            531,137             854,265           1,888,020           2,594,812
                                               -------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                            530,274             854,561           1,837,554           2,594,959

NET ASSETS:
 BEGINNING OF PERIOD                                     854,561                  --           2,594,959                  --
                                               -------------------------------------------------------------------------------
 END OF PERIOD                                     $   1,384,835       $     854,561       $   4,432,513       $   2,594,959
==============================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $          81       $          --       $         110       $          --

*Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 62

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ACCESSOR                          ACCESSOR GROWTH &
                                                           BALANCED ALLOCATION                     INCOME ALLOCATION
                                               --------------------------------------------------------------------------------
                                                   PERIOD ENDED         PERIOD ENDED       PERIOD ENDED         PERIOD ENDED
                                                   JUNE 30, 2001       DEC. 31, 2000*      JUNE 30, 2001       DEC. 31, 2000*
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                      $     148,038       $        (248)      $      73,961       $          (5)
 NET REALIZED GAIN ON INVESTMENTS                         61,820                  --              43,211                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         (119,020)                (77)            130,822                  59
                                               -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                  90,838                (325)            247,994                  54

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                          (90,496)                 --             (65,364)                 --
  INVESTOR CLASS                                         (57,388)                 --              (8,577)                 --
                                               -------------------------------------------------------------------------------
                                                        (147,884)                 --             (73,941)                 --
                                               -------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                        (147,884)                 --             (73,941)                 --

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                           7,547,353           5,282,308           7,601,523             334,147
 REINVESTMENT OF DISTRIBUTIONS                           146,572                  --              73,941                  --
 COST OF REDEMPTIONS                                    (486,405)                 --            (313,975)                 --
                                               -------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS          7,207,520           5,282,308           7,361,489             334,147
                                               -------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                          7,150,474           5,281,983           7,535,542             334,201

NET ASSETS:
 BEGINNING OF PERIOD                                   5,281,983                  --             334,201                  --
                                               -------------------------------------------------------------------------------
 END OF PERIOD                                     $  12,432,457       $   5,281,983       $   7,869,743       $     334,201
==============================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $         154       $          --       $          20       $          --

*Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 63

                      STATEMENTS OF CHANGES IN NET ASSETS
                           JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                ACCESSOR                          ACCESSOR AGGRESSIVE
                                                           GROWTH ALLOCATION                       GROWTH ALLOCATION
                                               -------------------------------------------------------------------------------
                                                   PERIOD ENDED         PERIOD ENDED       PERIOD ENDED         PERIOD ENDED
                                                   JUNE 30, 2001       DEC. 31, 2000*      JUNE 30, 2001       DEC. 31, 2000*
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                      $     108,320       $        (370)      $      (4,216)      $        (355)
 NET REALIZED GAIN ON INVESTMENTS                         98,999                  --             103,857                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         (168,613)                379            (213,611)             (2,333)
                                               -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                  38,706                   9            (113,970)             (2,688)

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                          (77,548)                 --                  --                  --
  INVESTOR CLASS                                         (30,852)                 --                  --                  --
                                               -------------------------------------------------------------------------------
                                                        (108,400)                 --                  --                  --
                                               -------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                        (108,400)                 --                  --                  --

CAPITAL SHARE TRANSACTIONS (NOTE 4):
 PROCEEDS FROM SUBSCRIPTIONS                          11,856,360           7,685,936           7,753,706           7,388,407
 REINVESTMENT OF DISTRIBUTIONS                           108,400                  --                  --                  --
 COST OF REDEMPTIONS                                  (2,354,903)                 --          (2,945,735)                 --
                                               -------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS          9,609,857           7,685,936           4,807,971           7,388,407
                                               -------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                          9,540,163           7,685,945           4,694,001           7,385,719

NET ASSETS:
 BEGINNING OF PERIOD                                   7,685,945                  --           7,385,719                  --
                                               -------------------------------------------------------------------------------
 END OF PERIOD                                     $  17,226,108       $   7,685,945       $  12,079,720       $   7,385,719
==============================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $          --       $          --       $          --       $          --

*Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 64

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 15 diversified investment funds (individually, a "Fund", collectively, the "Funds"): Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers two classes of shares: Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates.

*    SECURITY VALUATION

Prices are generally obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity securities and options are generally valued on the basis of the closing bid price. International securities traded over-the-counter are typically valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price.
     Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

*    SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

*    FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the accessor 65

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

*    OFF-BALANCE SHEET RISK

The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

*    FUTURES CONTRACTS

The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

*    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

*    OPTIONS TRANSACTIONS

The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has accessor 66

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

*    REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

*    DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds and the Accessor Income Allocation Fund; declared and paid quarterly for the Equity Funds and all of the Accessor Allocation Funds (except the Accessor Income Allocation Fund); declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

*    FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in-capital.

*    FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.


                                  accessor 67

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

*    OTHER

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

*    RESTRICTED SECURITIES

The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2001 is detailed in the Schedules of Investments, as applicable.

*    COMMISSION RECAPTURE

Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.

*    SECURITY LENDING

The Small to Mid Cap Fund lends securities to approved brokers to earn additional income. The Fund receives securities as collateral, in an amount equal to at least 102% of the current market value of the loaned securities, to secure the loans. Such securities are marked to market to ensure that the market value of the collateral exceeds the market value of the loaned securities. There were no loaned securities at June 30, 2001.

*    ADOPTION OF THE NEW AUDIT GUIDE

The Funds adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The adoption of the new provisions did not impact the total net assets of the Funds.


                                  accessor 68

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS

*    MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
         ACCESSOR FUNDS                             ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
         GROWTH                                              0.45%
         VALUE                                               0.45
         SMALL TO MID CAP                                    0.60
         INTERNATIONAL EQUITY                                0.55
         HIGH YIELD BOND                                     0.36
         INTERMEDIATE FIXED-INCOME                           0.36
         SHORT-INTERMEDIATE FIXED-INCOME                     0.36
         MORTGAGE SECURITIES                                 0.36
         U.S. GOVERNMENT MONEY                               0.25
         INCOME ALLOCATION                                   0.10
         INCOME & GROWTH ALLOCATION                          0.10
         BALANCED ALLOCATION                                 0.10
         GROWTH & INCOME ALLOCATION                          0.10
         GROWTH ALLOCATION                                   0.10
         AGGRESSIVE GROWTH ALLOCATION                        0.10
--------------------------------------------------------------------------------

Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. There is no assurance that the Commission will grant the exemptive order. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has agreed to pay these expenses for the fiscal years ending December 31, 2001 through 2003. Accessor Capital has paid these expenses for the fiscal year ended Decemeber 31, 2000.

*    MONEY MANAGERS

Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund will receive only a Performance Fee.


                                  accessor 69

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:

--------------------------------------------------------------------------------------------------
    FUND                                   INDEX
--------------------------------------------------------------------------------------------------
    GROWTH                                 S&P 500/BARRA Growth Index
    VALUE                                  S&P 500/BARRA Value Index
    SMALL TO MID CAP                       Wilshire 4500 Index
    INTERNATIONAL EQUITY                   Morgan Stanley Capital International EAFE(R)+ EMF Index
    HIGH YIELD BOND                        Lehman Brothers U.S. Corporate High Yield Index
    INTERMEDIATE FIXED-INCOME              Lehman Brothers Government/Credit Index
    SHORT-INTERMEDIATE FIXED-INCOME        Lehman Brothers Government/Credit 1-5 Year Index
    MORTGAGE SECURITIES                    Lehman Brothers Mortgage-Backed Securities Index
--------------------------------------------------------------------------------------------------

     For the six months ended June 30, 2001, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

--------------------------------------------------------------------------------
                                                FUND
                                     BASIC    MANAGEMENT   PERFORMANCE    TOTAL
    FUND                 QUARTER      FEE        FEE           FEE         FEE
--------------------------------------------------------------------------------

    GROWTH               FIRST       0.10%       0.10%          -         0.20%
                         SECOND      0.10%       0.10%          -         0.20%

    VALUE*               FIRST       0.10%       0.10%          -         0.20%
                         SECOND      0.10%       0.10%          -         0.20%

    SMALL TO MID CAP**   FIRST         -           -          0.15%       0.15%
                         SECOND        -           -          0.20%       0.20%

    INTERNATIONAL        FIRST       0.20%         -          0.40%       0.60%
    EQUITY***            SECOND      0.20%         -          0.30%       0.50%

    HIGH YIELD           FIRST       0.07%       0.08%          -         0.15%
    BOND                 SECOND      0.07%       0.08%          -         0.15%

    INTERMEDIATE         FIRST       0.02%         -            -         0.02%
    FIXED-INCOME         SECOND      0.02%         -            -         0.02%

    SHORT-               FIRST       0.02%         -            -         0.02%
    INTERMEDIATE         SECOND      0.02%         -            -         0.02%
    FIXED-INCOME

    MORTGAGE             FIRST       0.07%         -          0.16%       0.23%
    SECURITIES           SECOND      0.07%         -          0.16%       0.23%
--------------------------------------------------------------------------------
    *The Value Fund changed Money Managers on January 9, 2001. Prior to January 10, 2001, the former Money Manager only received the Basic Fee of 0.10%. From January 10, 2001, the new Money Manager received the basic fee of 0.10% and the Fund Management Fee of 0.10%.

    **The Small to Mid Cap Fund changed Money Managers on May 31, 2001. Prior to June 1, 2001, the former Money Manager only received a Performance Fee. From June 1, 2001, the new Money Manager received the Basic Fee of 0.10% and the Fund Management Fee of 0.10%.

    ***Effective September 1, 1999, the International Equity Fund's Money Manager agreement was amended to limit the potential amount that could be earned under the Basic Fee component to $400,000 on an annual basis.
================================================================================


                                  accessor 70

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

*    DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to compensate third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of this plan, Accessor Funds will pay third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.

*    ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

*    TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

*    DIRECTOR FEES AND EXPENSES

The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended.

--------------------------------------------------------------------------------
4. SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                       INVESTOR CLASS
                                                    ---------------------------------------------------------------------
 FUND                                                    SHARES          AMOUNT               SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 GROWTH

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                      1,379,248     $  32,690,457           170,398     $   4,057,148
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                --                --                --                --
 SHARES REDEEMED                                       (2,687,395)      (64,486,123)          (81,219)       (1,901,885)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                               (1,308,147)    $ (31,795,666)           89,179     $   2,155,263

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                      3,659,942     $ 121,287,016           448,538     $  14,838,991
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             4,164           147,915               866            30,557
 SHARES REDEEMED                                       (4,138,993)     (134,972,750)         (600,166)      (18,694,900)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (474,887)    $ (13,537,819)         (150,762)    $  (3,825,352)
-------------------------------------------------------------------------------------------------------------------------


                                  accessor 71

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS                       INVESTOR CLASS
                                                    ---------------------------------------------------------------------
 FUND                                                    SHARES          AMOUNT               SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 VALUE

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                      1,224,844     $  25,004,610           116,476     $   2,415,390
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           140,045         2,758,388            28,380           558,592
 SHARES REDEEMED                                       (1,969,682)      (40,429,901)         (319,161)       (6,694,053)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (604,793)    $ (12,666,903)         (174,305)    $  (3,720,071)

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                      2,266,234     $  45,462,628           496,531     $   9,909,116
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            95,752         1,887,145            18,043           353,686
 SHARES REDEEMED                                       (2,223,490)      (44,717,300)         (643,505)      (13,144,493)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  138,496     $   2,632,473          (128,931)    $  (2,881,691)
-------------------------------------------------------------------------------------------------------------------------

 SMALL TO MID CAP

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                      4,261,375     $  77,085,974           248,896     $   4,369,516
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                --                --                --                --
 SHARES REDEEMED                                       (6,567,835)     (117,687,496)         (128,308)       (2,222,560)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                               (2,306,460)    $ (40,601,522)          120,588     $   2,146,956

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     12,963,738     $ 333,000,375           822,154     $  19,902,274
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           987,978        23,115,906           138,475         3,175,755
 SHARES REDEEMED                                      (16,872,088)     (409,914,699)       (1,183,839)      (29,308,538)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                               (2,920,372)    $ (53,798,418)         (223,210)    $  (6,230,509)
-------------------------------------------------------------------------------------------------------------------------

 INTERNATIONAL EQUITY

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                      9,594,019     $ 130,063,569           396,152     $   5,185,758
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                --                --                --                --
 SHARES REDEEMED                                      (11,151,077)     (152,414,385)         (285,337)       (3,722,292)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                               (1,557,058)    $ (22,350,816)          110,815     $   1,463,466

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     18,181,760     $ 326,580,145           376,044     $   7,357,749
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           455,603         8,109,440           138,183         2,429,254
 SHARES REDEEMED                                      (18,817,864)     (332,695,359)         (567,683)       (9,936,785)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (180,501)    $   1,994,226           (53,456)    $    (149,782)
-------------------------------------------------------------------------------------------------------------------------

 HIGH YIELD BOND

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                        839,341     $   9,706,821            63,536     $     721,688
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            12,542           142,828             2,568            29,194
 SHARES REDEEMED                                         (173,156)       (1,987,548)          (24,429)         (286,879)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  678,727     $   7,862,101            41,675     $     464,003

PERIOD FROM MAY 1, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                      1,372,346     $  16,099,633         1,024,493     $  12,262,443
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS             7,978            91,845             7,900            91,124
 SHARES REDEEMED                                          (63,956)         (734,201)         (167,245)       (1,877,995)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                1,316,368     $  15,457,277           865,148     $  10,475,572
-------------------------------------------------------------------------------------------------------------------------


                                  accessor 72

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS                       INVESTOR CLASS
                                                    ---------------------------------------------------------------------
 FUND                                                    SHARES          AMOUNT               SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                        892,606     $  10,571,523           110,625     $   1,310,061
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            32,429           381,786             5,996            70,595
 SHARES REDEEMED                                       (1,163,189)      (13,840,207)         (112,693)       (1,334,195)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (238,154)    $  (2,886,898)            3,928     $      46,461

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                      1,707,412     $  19,276,648           247,062     $   2,779,506
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            68,917           778,628            20,234           228,350
 SHARES REDEEMED                                       (2,182,788)      (24,660,776)         (475,891)       (5,362,306)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (406,459)    $  (4,605,500)         (208,594)    $  (2,354,450)
-------------------------------------------------------------------------------------------------------------------------

 SHORT-INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                        701,933     $   8,539,665            59,600     $     721,844
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            30,576           370,093             3,422            41,408
 SHARES REDEEMED                                       (1,639,874)      (19,865,480)          (80,977)         (983,824)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (907,365)    $ (10,955,722)          (17,955)    $    (220,572)

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                      1,301,630     $  15,382,734           355,546     $   4,165,121
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            39,517           464,794            10,751           126,678
 SHARES REDEEMED                                         (971,369)      (11,439,880)         (582,158)       (6,862,724)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                  369,778     $   4,407,648          (215,861)    $  (2,570,925)
-------------------------------------------------------------------------------------------------------------------------

 MORTGAGE SECURITITES

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                      1,033,099     $  13,074,225           176,166     $   2,227,132
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            46,750           589,546             5,855            73,844
 SHARES REDEEMED                                       (1,970,409)      (24,942,844)         (247,196)       (3,117,329)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (890,560)    $ (11,279,073)          (65,175)    $    (816,353)

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                      1,731,575     $  20,893,928           517,906     $   6,219,016
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            89,607         1,082,173            19,655           237,405
 SHARES REDEEMED                                       (2,571,911)      (31,000,248)       (1,294,187)      (15,523,194)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 (750,729)    $  (9,024,147)         (756,626)    $  (9,066,773)
-------------------------------------------------------------------------------------------------------------------------

 U.S. GOVERNMENT MONEY

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                    696,568,176     $ 696,568,176         4,900,356     $   4,900,356
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           625,925           625,925            42,888            42,888
 SHARES REDEEMED                                     (366,135,193)     (366,135,193)       (3,920,221)       (3,920,221)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                              331,058,908     $ 331,058,908         1,023,023     $   1,023,023

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                    991,021,000     $ 991,021,107        10,314,435     $  10,314,435
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS         1,087,571         1,087,573           104,525           104,525
 SHARES REDEEMED                                     (820,472,853)     (820,472,853)      (10,706,821)      (10,706,821)
                                                    ---------------------------------------------------------------------
 NET INCREASE (DECREASE)                              171,635,718     $ 171,635,827          (287,861)    $    (287,861)
-------------------------------------------------------------------------------------------------------------------------


                                  accessor 73

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS                      INVESTOR CLASS
                                                    ----------------------------------------------------------------------
 ACCESSOR ALLOCATION FUND                                  SHARES          AMOUNT              SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 INCOME ALLOCATION

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                            9,056     $     139,805            27,890     $     426,211
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 948            14,404             1,089            16,540
 SHARES REDEEMED                                             (1,034)          (15,822)           (3,264)          (50,001)
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                      8,970     $     138,387            25,715     $     392,750

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                           26,664     $     399,959            30,287     $     454,306
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                                 --                --                --                --
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     26,664     $     399,959            30,287     $     454,306
--------------------------------------------------------------------------------------------------------------------------

 INCOME & GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                           91,727     $   1,351,534            48,734     $     726,814
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               1,835            26,874             3,259            47,704
 SHARES REDEEMED                                             (3,795)          (56,417)          (13,977)         (208,489)
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     89,767     $   1,321,991            38,016     $     566,029

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                           19,232     $     288,474           153,756     $   2,306,338
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                                 --                --                --                --
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     19,232     $     288,474           153,756     $   2,306,338
--------------------------------------------------------------------------------------------------------------------------

 BALANCED ALLOCATION

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                          489,960     $   6,936,280            41,312     $     611,073
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               6,248            89,184             4,023            57,388
 SHARES REDEEMED                                            (15,554)         (224,203)          (18,307)         (262,202)
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                    480,654     $   6,801,261            27,028     $     406,259

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                           19,833     $     297,501           332,320     $   4,984,807
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                                 --                --                --                --
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     19,833     $     297,501           332,320     $   4,984,807
--------------------------------------------------------------------------------------------------------------------------

 GROWTH & INCOME ALLOCATION

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                          464,162       $ 6,482,827            77,530       $ 1,118,696
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               4,608            65,364               604             8,577
 SHARES REDEEMED                                            (18,345)         (267,267)           (3,277)          (46,708)
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                    450,425       $ 6,280,924            74,857       $ 1,080,565

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                           16,459       $   246,885             5,795       $    87,262
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                                 --                --                --                --
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     16,459       $   246,885             5,795       $    87,262
--------------------------------------------------------------------------------------------------------------------------


                                  accessor 74

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS                      INVESTOR CLASS
                                                    ----------------------------------------------------------------------
 ACCESSOR ALLOCATION FUND                                   SHARES         AMOUNT               SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                          824,466     $  11,042,546            56,731     $     813,814
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS               5,678            77,548             2,262            30,852
 SHARES REDEEMED                                            (20,274)         (284,720)         (145,502)       (2,070,183)
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                    809,870     $  10,835,374           (86,509)    $  (1,225,517)

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                           14,862     $     222,968           497,531     $   7,462,968
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                                 --                --                --                --
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     14,862     $     222,968           497,531     $   7,462,968
--------------------------------------------------------------------------------------------------------------------------

 AGGRESSIVE GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2001
 SHARES SUBSCRIBED                                          544,289     $   6,914,181            60,026     $     839,525
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                            (44,631)         (614,575)         (167,237)       (2,331,160)
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                    499,658     $   6,299,606          (107,211)    $  (1,491,635)

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                           15,103     $     226,585           477,455     $   7,161,822
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                  --                --                --                --
 SHARES REDEEMED                                                 --                --                --                --
                                                    ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                                     15,103     $     226,585           477,455     $   7,161,822
--------------------------------------------------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

     During the six months ended June 30, 2001, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

--------------------------------------------------------------------------------
                                                PURCHASES          SALES
--------------------------------------------------------------------------------
    ACCESSOR FUND
          GROWTH                             $  86,429,521    $ 115,554,464
          VALUE                                158,274,259      181,585,214
          SMALL TO MID CAP                     105,201,026      144,511,195
          INTERNATIONAL EQUITY                 110,868,187      134,615,922
          HIGH YIELD BOND                       15,334,300        6,028,823
          INTERMEDIATE FIXED- INCOME            12,217,886       18,040,793
          SHORT-INTERMEDIATE FIXED-INCOME        8,924,146       19,993,053
          MORTGAGE SECURITIES                    4,364,259       14,035,998

    ACCESSOR ALLOCATION FUND
          INCOME ALLOCATION                  $     336,037    $     256,376
          INCOME & GROWTH ALLOCATION             1,551,672          389,261
          BALANCED ALLOCATION                    6,490,764          475,401
          GROWTH & INCOME ALLOCATION             7,093,737           13,106
          GROWTH ALLOCATION                     10,848,439        1,295,135
          AGGRESSIVE GROWTH ALLOCATION           7,127,667        2,345,000
================================================================================


                                  accessor 75

                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

     During the six months ended June 30, 2001, purchases and sales of long-term U.S. Government Securities, were as follows:

--------------------------------------------------------------------------------
    FUND                                      PURCHASES            SALES
--------------------------------------------------------------------------------
    INTERMEDIATE FIXED-INCOME               $   6,246,172     $   5,270,973
    SHORT-INTERMEDIATE FIXED-INCOME            11,614,233        11,918,509
    MORTGAGE SECURITIES                       145,325,259       148,956,283
================================================================================


                                  accessor 76

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000          1999          1998           1997          1996
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  26.79       $  35.08      $  28.88      $  21.57       $  19.51      $  17.99

 NET INVESTMENT INCOME (LOSS)(2)                (0.02)         (0.09)        (0.06)         0.04           0.13          0.19
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (3.41)         (8.18)         7.51          9.91           6.31          3.35
                                            -----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (3.43)         (8.27)         7.45          9.95           6.44          3.54

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --             --            --         (0.03)         (0.13)        (0.19)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --          (0.02)        (1.24)        (2.61)         (4.25)        (1.83)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --             --         (0.01)           --             --            --
                                            -----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --          (0.02)        (1.25)        (2.64)         (4.38)        (2.02)
                                            -----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  23.36       $  26.79      $  35.08      $  28.88       $  21.57      $  19.51
===============================================================================================================================
TOTAL RETURN(3)                                (12.80)%       (23.58)%       25.87%        46.65%         33.24%        19.83%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $184,510       $246,641      $339,590      $157,799       $ 87,907      $ 60,586
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.89%*         0.88%         0.97%         0.92%          0.93%         1.13%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                         (0.17)%*       (0.28)%       (0.21)%        0.16%          0.56%         0.97%
PORTFOLIO TURNOVER RATE                         36.68%         89.32%        96.55%       112.42%        131.75%        81.79%

===============================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)         2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  26.45       $  34.82      $  28.82      $  26.38

 NET INVESTMENT LOSS(2)                         (0.08)         (0.26)        (0.16)        (0.05)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (3.38)         (8.09)         7.41          4.52
                                            -----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (3.46)         (8.35)         7.25          4.47

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --             --            --            --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --          (0.02)        (1.24)        (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --             --         (0.01)           --
                                            -----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --          (0.02)        (1.25)        (2.03)
                                            -----------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  22.99       $  26.45      $  34.82      $  28.82
===============================================================================================================================
TOTAL RETURN(3)                                (13.08)%       (23.99)%       25.23%        16.96%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 27,957       $ 29,801      $ 44,479      $ 22,077
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.39%*         1.38%         1.47%         1.41%*
 RATIO OF NET INVESTMENT LOSS TO
  AVERAGE NET ASSETS                            (0.67)%*       (0.78)%       (0.71)%       (0.40)%*
PORTFOLIO TURNOVER RATE                         36.68%         89.32%        96.55%       112.42%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 1, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 77

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  20.61        $  20.70      $  21.04      $  20.88       $  17.75      $  15.91

 NET INVESTMENT INCOME(2)                        0.08            0.25          0.18          0.24           0.26          0.24
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS(2)                              0.01            0.21          1.25          2.45           5.54          3.51
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.09            0.46          1.43          2.69           5.80          3.75

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.08)          (0.25)        (0.18)        (0.24)         (0.26)        (0.24)
 DISTRIBUTIONS FROM CAPITAL GAINS               (0.67)          (0.30)        (1.59)        (2.12)         (2.41)        (1.67)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --            --         (0.17)            --            --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.75)          (0.55)        (1.77)        (2.53)         (2.67)        (1.91)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  19.95        $  20.61      $  20.70      $  21.04       $  20.88      $  17.75
================================================================================================================================
TOTAL RETURN(3)                                  0.53%           2.38%         6.87%        12.89%         32.94%        23.94%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $134,476        $151,401      $149,183      $114,728       $ 81,127      $ 36,367
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.87%*          0.79%         0.97%         1.03%          1.05%         1.21%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             0.80%*          1.25%         0.86%         1.06%          1.32%         1.43%
PORTFOLIO TURNOVER RATE                         96.26%         139.61%       167.70%       104.85%         68.14%        93.54%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  20.61        $  20.70      $  21.04      $  23.41

 NET INVESTMENT INCOME(2)                        0.03            0.15          0.07          0.05
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.01            0.21          1.25         (0.31)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.04            0.36          1.32         (0.26)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.03)          (0.15)        (0.07)        (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS               (0.67)          (0.30)        (1.59)        (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --              --            --         (0.15)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.70)          (0.45)        (1.66)        (2.11)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  19.95        $  20.61      $  20.70      $  21.04
================================================================================================================================
TOTAL RETURN(3)                                  0.27%           1.88%         6.35%        (1.09)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 19,264        $ 23,494      $ 26,267      $ 12,987
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.37%*          1.29%         1.47%         1.55%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             0.31%*          0.75%         0.36%         0.44%*
PORTFOLIO TURNOVER RATE                         96.26%         139.61%       167.70%       104.85%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 1, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 78

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  19.96        $  27.39      $  23.53      $  21.82       $  18.82      $  17.60

 NET INVESTMENT INCOME (LOSS)(2)                   --           (0.10)        (0.10)        (0.05)            --          0.07
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (1.70)          (4.54)         6.46          3.50           6.75          4.22
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.70)          (4.64)         6.36          3.45           6.75          4.29

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --             --         (0.07)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --           (2.35)        (2.50)        (1.74)         (3.73)        (3.00)
 DISTRIBUTION IN EXCESS OF NET INVESTMENT
  INCOME                                           --              --            --            --          (0.02)           --
 DISTRIBUTION IN EXCESS OF CAPITAL GAINS           --           (0.44)           --            --             --            --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --           (2.79)        (2.50)        (1.74)         (3.75)        (3.07)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  18.26        $  19.96      $  27.39      $  23.53       $  21.82      $  18.82
================================================================================================================================
TOTAL RETURN(3)                                 (8.52)%        (18.22)%       27.26%        15.98%         36.14%        24.85%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $203,052        $267,999      $447,665      $260,792       $125,221      $ 65,479
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.03%*          1.22%         1.25%         1.22%          1.15%         1.17%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                         (0.01)%*        (0.39)%       (0.47)%       (0.22)%         0.00%         0.37%
PORTFOLIO TURNOVER RATE                         41.77%         141.73%       133.14%       110.07%        129.98%       113.44%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  19.67        $  27.16      $  23.47      $  24.44

 NET INVESTMENT LOSS(2)                         (0.04)          (0.22)        (0.12)        (0.09)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (1.68)          (4.48)         6.31          0.86
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.72)          (4.70)         6.19          0.77

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --            --            --
 DISTRIBUTIONS FROM CAPITAL GAINS                  --           (2.79)        (2.50)        (1.74)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --           (2.79)        (2.50)        (1.74)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  17.95        $  19.67      $  27.16      $  23.47
================================================================================================================================
TOTAL RETURN(3)                                 (8.74)%        (18.60)%       26.60%         3.32%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 29,473        $ 29,934      $ 47,398      $ 19,367
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.53%*          1.72%         1.75%         1.77%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                    (0.50)%*        (0.89)%       (0.97)%       (0.84)%*
PORTFOLIO TURNOVER RATE                         41.77%         141.73%       133.14%       110.07%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on June 24, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 79

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.07        $  21.52      $  16.90      $  14.83       $  13.83      $  12.55

 NET INVESTMENT INCOME (LOSS)(2)                 0.04              --          0.02         (0.03)         (0.02)        (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (2.41)          (5.07)         8.17          2.41           1.54          1.80
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (2.37)          (5.07)         8.19          2.38           1.52          1.74

 DISTRIBUTIONS FROM CAPITAL GAINS                  --           (1.36)        (3.57)        (0.31)         (0.50)        (0.44)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS          --           (0.02)           --            --          (0.02)        (0.02)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --           (1.38)        (3.57)        (0.31)         (0.52)        (0.46)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  12.70        $  15.07      $  21.52      $  16.90       $  14.83      $  13.83
================================================================================================================================
TOTAL RETURN(3)                                (15.73)%        (24.55)%       48.93%        16.07%         10.96%        13.78%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $117,741        $163,154      $236,869      $149,391       $151,441      $ 73,019
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.50%*          1.42%         1.37%         1.59%          1.55%         1.52%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                          0.66%*         (0.01)%        0.04%        (0.24)%        (0.20)%       (0.26)%
PORTFOLIO TURNOVER RATE                         71.07%         166.49%       251.23%       196.37%        196.66%       157.66%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  14.85        $  21.33      $  16.85      $  17.88

 NET INVESTMENT INCOME (LOSS)(2)                 0.02           (0.09)        (0.08)        (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                             (2.38)          (5.01)         8.13         (0.66)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (2.36)          (5.10)         8.05         (0.72)

 DISTRIBUTIONS FROM CAPITAL GAINS                  --           (1.38)        (3.57)        (0.31)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --           (1.38)        (3.57)        (0.31)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  12.49        $  14.85      $  21.33      $  16.85
================================================================================================================================
TOTAL RETURN(3)                                (15.89)%        (24.92)%       48.23%        (4.01)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 23,343        $ 26,116      $ 38,647      $ 18,963
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.00%*          1.92%         1.87%         2.05%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                     0.25%*         (0.51)%       (0.46)%       (0.68)%*
PORTFOLIO TURNOVER RATE                         71.07%         166.49%       251.23%       196.37%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares oustanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 6, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 80

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                          2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  11.10        $  12.00

 NET INVESTMENT INCOME(2)                        0.59            0.75
 NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS(2)                             (0.07)          (0.98)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.52           (0.23)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.55)          (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.55)          (0.67)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  11.07        $  11.10
================================================================================================================================
TOTAL RETURN(3)                                  4.65%          (1.99)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 22,094        $ 14,609
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.83%*          0.86%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            10.26%*          9.75%*
PORTFOLIO TURNOVER RATE                         22.08%          11.92%

================================================================================================================================
 INVESTOR CLASS SHARES                        2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  11.10        $  12.00

 NET INVESTMENT INCOME(2)                        0.57            0.70
 NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS(2)                             (0.08)          (0.97)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.49           (0.27)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.52)          (0.63)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.52)          (0.63)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  11.07        $  11.10
================================================================================================================================
TOTAL RETURN(3)                                  4.39%          (2.30)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 10,042        $  9,600
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.33%*          1.36%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             9.80%*          8.92%*
PORTFOLIO TURNOVER RATE                         22.08%          11.92%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares oustanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on May 1, 2000.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 81

                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  11.67        $  11.30      $  12.47      $  12.19       $  11.90      $  12.29

 NET INVESTMENT INCOME(2)                        0.35            0.73          0.68          0.67           0.71          0.67
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.07            0.37         (1.12)         0.32           0.29         (0.39)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.42            1.10         (0.44)         0.99           1.00          0.28

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.35)          (0.73)        (0.68)        (0.67)         (0.71)        (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.05)        (0.04)            --            --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.35)          (0.73)        (0.73)        (0.71)         (0.71)        (0.67)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  11.74        $  11.67      $  11.30      $  12.47       $  12.19      $  11.90
================================================================================================================================
TOTAL RETURN(3)                                  3.62%          10.17%        (3.58)%        8.38%          8.62%         2.56%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 51,524        $ 53,997      $ 56,895      $ 48,489       $ 55,197      $ 52,248
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.66%*          0.66%         0.68%         0.79%          0.84%         0.88%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             5.89%*          6.46%         5.89%         5.46%          5.88%         5.79%
PORTFOLIO TURNOVER RATE                         31.52%          42.88%        60.40%       113.00%         84.35%        94.69%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  11.67        $  11.30      $  12.47      $  12.29

 NET INVESTMENT INCOME(2)                        0.32            0.68          0.63          0.28
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.07            0.37         (1.12)         0.24
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.39            1.05         (0.49)         0.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.32)          (0.68)        (0.63)        (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.05)        (0.04)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.32)          (0.68)        (0.68)        (0.34)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  11.74        $  11.67      $  11.30      $  12.47
================================================================================================================================
TOTAL RETURN(3)                                  3.36%           9.64%        (4.05)%        4.29%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  8,925        $  8,826      $ 10,907      $  9,146
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.16%*          1.16%         1.18%         1.27%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             5.39%*          5.96%         5.39%         4.75%*
PORTFOLIO TURNOVER RATE                         31.52%          42.88%        60.40%       113.00%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 14, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 82

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  11.98        $  11.83      $  12.33      $  12.27       $  12.16      $  12.32

 NET INVESTMENT INCOME(2)                        0.34            0.71          0.63          0.68           0.64          0.59
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.10            0.15         (0.49)         0.14           0.11         (0.16)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.44            0.86          0.14          0.82           0.75          0.43

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.34)          (0.71)        (0.63)        (0.63)         (0.64)        (0.59)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.01)        (0.13)            --            --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.34)          (0.71)        (0.64)        (0.76)         (0.64)        (0.59)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  12.08        $  11.98      $  11.83      $  12.33       $  12.27      $  12.16
==============================================================================================================================
TOTAL RETURN(3)                                  3.76%           7.54%         1.22%         6.87%          6.33%         3.63%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 44,770        $ 55,251      $ 50,200      $ 42,454       $ 40,942      $ 36,701
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.68%*          0.66%         0.70%         0.82%          0.86%         0.93%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             5.66%*          5.99%         5.32%         5.12%          5.20%         4.89%
PORTFOLIO TURNOVER RATE                         39.83%          54.48%        45.89%        69.64%         53.30%        31.12%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  11.98        $  11.83      $  12.33      $  12.32

 NET INVESTMENT INCOME(2)                        0.31            0.65          0.58          0.27
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.10            0.15         (0.49)         0.17
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.41            0.80          0.09          0.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.31)          (0.65)        (0.58)        (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.01)        (0.13)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.31)          (0.65)        (0.59)        (0.43)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  12.08        $  11.98      $  11.83      $  12.33
================================================================================================================================
TOTAL RETURN(3)                                  3.51%           7.04%         0.70%         3.55%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  7,834        $  7,982      $ 10,439      $  6,255
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.18%*          1.16%         1.20%         1.31%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             5.16%*          5.49%         4.82%         4.57%*
PORTFOLIO TURNOVER RATE                         39.83%          54.48%        45.89%        69.64%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 14, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 83

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  12.52        $  11.98      $  12.59      $  12.60       $  12.23      $  12.38

 NET INVESTMENT INCOME(2)                        0.36            0.74          0.73          0.70           0.72          0.73
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.07            0.54         (0.58)         0.09           0.42         (0.15)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.43            1.28          0.15          0.79           1.14          0.58

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.36)          (0.74)        (0.73)        (0.70)         (0.72)        (0.73)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.03)        (0.10)         (0.05)           --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.36)          (0.74)        (0.76)        (0.80)         (0.77)        (0.73)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  12.59        $  12.52      $  11.98      $  12.59       $  12.60      $  12.23
================================================================================================================================
TOTAL RETURN(3)                                  3.44%          11.11%         1.19%         6.43%          9.53%         4.95%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $113,101        $123,632      $127,307      $128,788       $109,747      $ 73,862
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.88%*          0.87%         0.89%         0.88%          0.84%         0.95%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             5.62%*          6.13%         5.91%         5.59%          5.93%         6.08%
PORTFOLIO TURNOVER RATE                        118.74%         263.34%       273.95%       278.18%        211.66%       356.23%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  12.52        $  11.98      $  12.59      $  12.67
 NET INVESTMENT INCOME(2)                        0.32            0.68          0.66          0.31
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              0.07            0.54         (0.58)         0.01
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.39            1.22          0.08          0.32

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.32)          (0.68)        (0.66)        (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS                  --              --         (0.03)        (0.07)
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.32)          (0.68)        (0.69)        (0.40)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  12.59        $  12.52      $  11.98      $  12.59
================================================================================================================================
TOTAL RETURN(3)                                  3.18%          10.58%         0.69%         2.46%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 17,813        $ 18,531      $ 26,802      $ 17,369
 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.38%*          1.37%         1.39%         1.41%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             5.12%*          5.63%         5.41%         5.09%*
PORTFOLIO TURNOVER RATE                        118.74%         263.34%       273.95%       278.18%


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 8, 1998.
 * Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 84

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)          2000          1999          1998           1997          1996
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   1.00        $   1.00      $   1.00      $   1.00       $   1.00      $   1.00

 NET INVESTMENT INCOME(2)                        0.02            0.06          0.05          0.05           0.05          0.05
 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.02)          (0.06)        (0.05)        (0.05)         (0.05)        (0.05)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $   1.00        $   1.00      $   1.00      $   1.00       $   1.00      $   1.00
================================================================================================================================
TOTAL RETURN(3)                                  2.43%           5.99%         4.72%         5.00%          5.07%         4.78%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $883,237        $552,255      $380,620      $153,148       $ 50,910      $ 61,672

 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.43%*          0.45%         0.48%         0.53%          0.54%         0.59%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             4.72%           5.88%         4.66%         4.83%          4.96%         4.73%

================================================================================================================================
 INVESTOR CLASS SHARES(4)                     2001(1)          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $   1.00        $   1.00      $   1.00      $   1.00

 NET INVESTMENT INCOME(2)                        0.02            0.05          0.04          0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.02)          (0.05)        (0.04)        (0.02)
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $   1.00        $   1.00      $   1.00      $   1.00
================================================================================================================================
TOTAL RETURN(3)                                  2.18%           5.47%         4.20%         1.83%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  8,761        $  7,746      $  8,034      $  5,071

 RATIO OF EXPENSES TO AVERAGE NET ASSETS         0.93%*          0.95%         0.98%         1.03%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                             4.27%*          5.35%         4.16%         4.40%*


(1)For the six months ended on June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Class commenced operations on July 29, 1998.
 * Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 85

                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.01        $  15.00

 NET INVESTMENT INCOME(2)                        0.46              --
 NET REALIZED & UNREALIZED GAIN ON
  INVESTMENTS(2)                                 0.06            0.01
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.52            0.01

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.42)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.42)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  15.11        $  15.01
================================================================================================================================
TOTAL RETURN(3)                                  3.46%           0.07%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    539        $    400

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.10%*          0.10%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         2.86%*          0.10%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          5.98%*         (0.10)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         3.22%*         (0.10)%*
PORTFOLIO TURNOVER RATE                         33.03%           0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                        2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.41              --
 NET REALIZED & UNREALIZED GAIN ON
  INVESTMENTS(2)                                 0.08              --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.49              --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.38)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.38)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  15.11        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                  3.29%           0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    846        $    454

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.60%*          0.60%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         3.35%*          0.60%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          5.37%          (0.60)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         2.62%          (0.60)%*

PORTFOLIO TURNOVER RATE                         33.03%           0.00%
--------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 86

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.36              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (0.33)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.03              --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.29)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.29)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  14.74        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                  0.20%           0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  1,606        $    289

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.10%*          0.10%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         1.01%*          0.10%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          4.84%*         (0.10)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         3.93%*         (0.10)%*
PORTFOLIO TURNOVER RATE                         12.81%           0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                        2001(2)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.30              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (0.31)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.01)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.25)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.25)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  14.74        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                 (0.30)%          0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  2,826        $  2,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.60%*          0.60%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         1.51%*          0.60%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          3.93%*         (0.60)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         3.01%*         (0.60)%*
PORTFOLIO TURNOVER RATE                         12.81%           0.00%
--------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on December 27, 2000.
 * Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 87

                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.28              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (0.62)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.34)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.20)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.20)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  14.46        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                 (2.24)%          0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  7,237        $    297

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.10%*          0.10%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.51%*          0.10%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          3.89%*         (0.10)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         3.48%*         (0.10)%*
PORTFOLIO TURNOVER RATE                          5.84%           0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                        2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.21              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (0.59)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.38)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.16)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.16)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  14.46        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                 (2.50)%          0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  5,196        $  4,985

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.60%*          0.60%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         1.01%*          0.60%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          2.90%*         (0.60)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         2.49%*         (0.60)%*
PORTFOLIO TURNOVER RATE                          5.84%           0.00%
--------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on December 27, 2000.
 * Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 88

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.02        $  15.00

 NET INVESTMENT INCOME(2)                        0.25              --
 NET REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS(2)                                (0.75)           0.02
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.50)           0.02

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.15)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.15)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  14.37        $  15.02
================================================================================================================================
TOTAL RETURN(3)                                 (3.34)%          0.13%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  6,711        $    247

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.10%*          0.10%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.84%*          0.10%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          3.49%*         (0.10)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         2.75%*         (0.10)%*
PORTFOLIO TURNOVER RATE                          0.31%           0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                        2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  15.02        $  15.00

 NET INVESTMENT INCOME(2)                        0.22              --
 NET REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS(2)                                (0.75)           0.02
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.53)           0.02

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.12)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.12)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  14.37        $  15.02
================================================================================================================================
TOTAL RETURN(3)                                 (3.54)%          0.13%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  1,159        $     87

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.59%*          0.60%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         1.34%*          0.60%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          2.99%*         (0.60)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         2.24%*         (0.60)%*
PORTFOLIO TURNOVER RATE                          0.31%           0.00%
--------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on December 27, 2000.
 * Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 89

                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.16              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (1.12)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.96)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.10)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.10)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  13.94        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                 (6.37)%          0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 11,497        $    223

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.10%*          0.10%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.40%*          0.10%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          2.20%*         (0.10)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         1.90%*         (0.10)%*
PORTFOLIO TURNOVER RATE                          9.90%           0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.09              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (1.08)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.99)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       (0.07)             --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.07)             --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  13.94        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                 (6.60)%          0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  5,729        $  7,463

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.60%*          0.60%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.91%*          0.60%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          1.21%*         (0.60)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.90%*         (0.60)%*
PORTFOLIO TURNOVER RATE                          9.90%           0.00%
--------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on December 27, 2000.
 * Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 90

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                         2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  15.00        $  15.00

 NET INVESTMENT INCOME(2)                        0.02              --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (1.36)             --
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.34)             --

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  13.66        $  15.00
================================================================================================================================
TOTAL RETURN(3)                                 (8.93)%          0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  7,034        $    226

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.10%*          0.10%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.46%*          0.10%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.34%*         (0.10)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY        (0.02)%*        (0.10)%*
PORTFOLIO TURNOVER RATE                         21.64%           0.00%

================================================================================================================================
 INVESTOR CLASS SHARES                        2001(1)         2000(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $  14.99        $  15.00

 NET INVESTMENT INCOME (LOSS)(2)                (0.02)             --
 NET REALIZED & UNREALIZED LOSS ON
  INVESTMENTS(2)                                (1.34)          (0.01)
                                            ------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.36)          (0.01)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME          --              --
                                            ------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                --              --
                                            ------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $  13.63        $  14.99
================================================================================================================================
TOTAL RETURN(3)                                 (9.07)%         (0.07)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  5,046        $  7,159

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY          0.60%*          0.60%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY         0.96%*          0.60%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL EXPENSE SUBSIDY         (0.32)%*        (0.60)%*
 BEFORE ACCESSOR CAPITAL EXPENSE SUBSIDY        (0.69)%*        (0.60)%*
PORTFOLIO TURNOVER RATE                         21.64%           0.00%
--------------------------------------------------------------------------------------------------------------------------------


(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts are based on average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)Shares commenced operations on December 27, 2000.
 * Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 91

ACCESSOR FUNDS, INC.


DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
 Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President


INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington  98101


CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio  45263


TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington  98111


LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts  02109

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois  60601



This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748



                      VISIT OUR WEBSITE AT www.accessor.com